UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2017

Steven I. Koszalka

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

The Tax-Exempt Bond Fund of America®

American High-Income Municipal Bond Fund®

The Tax-Exempt Fund of California®

American Funds Tax-Exempt Fund of New York®

Annual reports for the year ended July 31, 2017

Invest in
municipal bonds
for tax-advantaged
income.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2017 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.14%	0.27%	1.04%	0.59%
Limited Term Tax-Exempt Bond Fund of America	–2.55	1.15	2.93	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–4.47	2.60	3.85	0.53
American High-Income Municipal Bond Fund	–3.57	4.43	4.26	0.67
The Tax-Exempt Fund of California	–4.64	2.96	4.09	0.60
American Funds Tax-Exempt Fund of New York	–4.89	2.16	3.36	0.74 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

†	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.69% as of the prospectus dated October 1, 2017 (unaudited).

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Individual funds are listed in this report according to their risk potential, with the lowest risk funds listed first.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

24	Limited Term Tax-Exempt Bond Fund of America

30	The Tax-Exempt Bond Fund of America

37	American High-Income Municipal Bond Fund

43	The Tax-Exempt Fund of California

49	American Funds Tax-Exempt Fund of New York

54	Financial statements

98	Boards of trustees and other officers

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the 12 months ended July 31, 2017, the conclusion of the funds’ fiscal year.

The municipal bond market ended in modestly positive territory, suggesting an uneventful fiscal year. In fact, the 12 months included a sharp selloff shortly after the U.S. presidential election and a solid rebound in the second half. Against this backdrop, total returns ranged from 0.76% for American High-Income Municipal Bond Fund to –0.39% for American Funds Tax-Exempt Fund of New York. (See pages 4 through 16 for additional fund specific results and information.)

Economic and market overview

Broadly speaking, municipal bond returns ended the fiscal year slightly higher, as a second-half rally reversed earlier declines. The Bloomberg Barclays Municipal Bond Index, a broad measure of the investment-grade market (bonds rated BBB/Baa and above), posted a 0.26% total return. During the first half of the fiscal year, volatility was driven largely by expectations for tax cuts, greater infrastructure spending and widespread regulatory reductions under the Trump administration. Bond prices were further pressured by upbeat economic news, which helped drive investor enthusiasm for riskier assets. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, reached a series of record highs during the 12 months, posting a 16.04% total return.

By January, bonds prices in both the taxable and municipal markets began to improve as falling oil prices led to lower-than-expected inflation reports. Long-term interest rates followed suit, declining modestly as consumer prices slipped in the closing weeks of the period. This further bolstered bond prices. For the fiscal year, yields across fixed income markets finished higher, with much of the rise occurring in the weeks following the U.S. presidential election. The yield on the benchmark 10-year Treasury note ended the period at 2.30%, up overall but slightly lower than at the start of the calendar year. Gross Domestic Product (GDP) rose at an annualized pace of 1.4% in the first quarter of 2017, down from the 1.6% rate of growth in 2016.

The Federal Reserve raised short-term interest rates three times over the funds’ fiscal year. The Fed has embarked on what’s expected to be a series of gradual rate hikes, indicating central bank officials are confident about the labor market, domestic inflation expectations and a gradual economic recovery outside the U.S. In July the Fed signaled that reduction of its balance sheet could begin soon.

After reaching an all-time high in 2016, municipal bond issuance has slowed since the start of 2017, largely due to a decline in refinancings. As of July 31, year-to-date volume was $223 billion, down 18% from the same period in 2016. Despite some headwinds, municipal bond fund flows have been solidly positive since January 1. Year-to-date industry fund inflows stood at about $15 billion as of July 26, according to data from the Investment Company Institute. These conditions helped support the market rebound.

Puerto Rico and Illinois continued to make headlines. In July, Illinois narrowly avoided

American Funds Tax-Exempt Funds	1

becoming America’s first state with a junk credit rating when lawmakers passed a budget for the first time in two years as part of a package that included a highly contested income tax hike. We remind investors that the fiscal challenges faced by Illinois and Puerto Rico are not representative of the risk profile of the broader tax-exempt bond market. It is important to note that a number of individual bonds in Puerto Rico and Illinois generated gains during the period.

Higher yielding municipal bonds outpaced investment-grade issues. The Bloomberg Barclays High Yield Municipal Bond Index rose 1.22% for the year. In general, longer term bonds tended to outpace shorter duration bonds. Revenue bonds, which support essential services such as water, sewer and electric utilities, generated greater returns than general obligation bonds overall.

Given that fund managers viewed the broad municipal market as richly valued at the start of the fiscal year, most of the funds covered in this report maintained relatively short duration positions throughout the 12 months. This resulted in a modest drag on relative results during the second-half rally.

Looking ahead

Although the future of the Trump administration’s pro-growth agenda remains in question, the outlook for the U.S. economy is positive. GDP growth is expected to stay in the 2.0% to 2.5% range. Although inflation softened in recent months, it is expected to pick up later this year and remain roughly in line with the Fed’s 2% inflation target. Given these favorable conditions, the Fed is likely to proceed with its stated plan to gradually increase short-term interest rates. That said, we expect that any rise in long-term rates will be tempered by persistent external pressures — including extremely low-to-negative interest rates in international markets.

While municipal bond prices have not returned to the lofty levels of July 2016, valuations are relatively rich, particularly among investment-grade bonds and at the short end of the yield curve. Given these conditions, and considering recent Fed action and healthy flows into municipal bond funds, we are taking a somewhat cautious approach to the market going forward, while seeking to invest in what we believe are solid credits when opportunities arise. Through thorough credit research and careful macro-economic analysis we are working diligently to strike an appropriate balance between risk and potential reward.

We thank you for the confidence you have placed in us and endeavor to be responsible stewards of your capital.

We look forward to reporting back to you in six months.

Sincerely,

Neil L. Langberg

President, American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California

Jerry H. Solomon

President, American Funds Tax-Exempt Fund of New York

Karl J. Zeile

President, American High-Income Municipal Bond Fund

September 14, 2017

For current information about the funds, visit americanfunds.com.

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. S&P source: S&P Dow Jones Indices LLC.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2017. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

	SEC	Equivalent		12-month
Class A shares	30-day yield	taxable yield		distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.94%	1.66%		1.13%
Limited Term Tax-Exempt Bond Fund of America	1.12	1.98		1.97

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.84	3.25		2.95
American High-Income Municipal Bond Fund	2.74	4.84		3.56
The Tax-Exempt Fund of California	1.52	3.10	[2]	2.87
American Funds Tax-Exempt Fund of New York	1.623	3.14	[4]	2.42

[1]	Based on 2017 federal tax rates. For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 1.63% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal, New York state and New York City tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of 0.46% for the fiscal year, outpacing the 0.36% return of the Lipper Short Municipal Debt Funds Average, a peer group measure. However, the fund lagged the 0.63% increase posted by the Bloomberg Barclays Municipal Short 1–5 Years Index.

The fund paid monthly dividends totaling 11.6 cents a share for the 12 months. This amounts to a federally tax-exempt income return of 1.15% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.02% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In a period of rising, albeit relatively low rates, the fund’s managers sought to provide relative stability. The fund maintained its focus on high-quality issues of shorter duration. Among the fund’s more significant contributors were revenue bonds supporting single-family housing projects and higher education facilities.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.12% tax-exempt distribution rate3 as of July 31, 2017.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 1.12% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		1.24%
9,276 –	37,650	18,551 –	75,300	15.0		1.32
37,651 –	91,150	75,301 –	151,900	25.0		1.49
91,151 –	190,150	151,901 –	231,450	28.0		1.56
190,151 –	413,350	231,451 –	413,350	36.8	[1]	1.77
413,351 –	415,050	413,351 –	466,950	38.8	[1]	1.83
Over 415,050		Over 466,950		43.4	[1]	1.98

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Bloomberg Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. Source: Thomson Reuters Lipper. The Bloomberg Barclays index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–2.03%	0.26%	1.04%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The 10-year investment result includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund generated a total return of 0.34% for the 12 months ended July 31, a result that bested the –0.10% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure. The fund lagged the 0.66% result of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index.

The fund paid monthly dividends totaling 32 cents a share for the fiscal year. Those individuals who reinvested dividends received a federally tax-exempt income return of 2.01%. This is equivalent to a taxable income return of 3.55% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated BBB/Baa and above). The fund’s managers positioned the portfolio fairly conservatively, seeking to maintain a relatively short duration. This approach slightly held back returns in relative terms, particularly during the second-half rally.

Among the fund’s largest contributors were revenue bonds supporting single-family housing units and airports.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.98% tax-exempt distribution rate3 as of July 31, 2017.

					The fund’s tax-exempt
If your taxable income is …				… then your federal	distribution rate of 1.98% is
Single		Joint		tax rate is …	equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%	2.20%
9,276 –	37,650	18,551 –	75,300	15.0	2.33
37,651 –	91,150	75,301 –	151,900	25.0	2.64
91,151 –	190,150	151,901 –	231,450	28.0	2.75
190,151 –	413,350	231,451 –	413,350	36.81	3.13
413,351 –	415,050	413,351 –	466,950	38.81	3.24
Over 415,050		Over 466,950		43.41	3.50

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.* Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–2.16%	1.07%	2.93%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

The fund logged a total return of –0.09% during the fiscal year, a result that trailed the 0.26% return of the Bloomberg Barclays Municipal Bond Index. However, the fund outpaced the –0.23% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the period, the fund paid monthly dividends totaling 40 cents a share, amounting to a federally tax-exempt income return of 3.03% for investors who reinvested dividends. This is equivalent to a taxable income return of 5.35% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers approached the market with relative caution during the year, focusing on minimizing risk in a rising-rate environment. They continue to seek out opportunities for incremental yield through deep credit research while remaining mindful of improving economic conditions and the potential for rising interest rates. As of June 30, about 90.2% of the portfolio consisted of revenue bonds. The largest concentrations were in holdings backing health care and housing initiatives.

Holdings of bonds supporting corporates and hospitals held back returns during the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.97% tax-exempt distribution rate3 as of July 31, 2017.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 2.97% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		3.30%
9,276 –	37,650	18,551 –	75,300	15.0		3.49
37,651 –	91,150	75,301 –	151,900	25.0		3.96
91,151 –	190,150	151,901 –	231,450	28.0		4.13
190,151 –	413,350	231,451 –	413,350	36.8	[1]	4.70
413,351 –	415,050	413,351 –	466,950	38.8	[1]	4.85
Over 415,050		Over 466,950		43.4	[1]	5.25

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–3.82%	2.38%	3.87%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund registered a total return of 0.76% for the fiscal year. This result exceeded both the 0.26% gain of the Bloomberg Barclays Municipal Bond Index, a measure of the investment-grade municipal market, and the 0.23% total return of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group. However, the fund’s result trailed the 1.22% total return of the Bloomberg Barclays High Yield Municipal Bond Index.

For the 12 months, the fund paid monthly dividends totaling 59 cents a share, amounting to a federally tax-exempt income return of 3.69% for investors who reinvested dividends. This is equivalent to a taxable income return of 6.52% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Aided by strong credit research, the fund’s managers avoided investments in some of the more volatile bonds during the year, including certain Puerto Rico-related issues and select corporate offerings. Holdings backing higher education and senior living facilities, as well as tobacco bonds, were among the most beneficial to fund returns.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.60% tax-exempt distribution rate3 as of July 31, 2017.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 3.60% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		4.00%
9,276 –	37,650	18,551 –	75,300	15.0		4.24
37,651 –	91,150	75,301 –	151,900	25.0		4.80
91,151 –	190,150	151,901 –	231,450	28.0		5.00
190,151 –	413,350	231,451 –	413,350	36.8	[1]	5.70
413,351 –	415,050	413,351 –	466,950	38.8	[1]	5.88
Over 415,050		Over 466,950		43.4	[1]	6.36

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2017 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–3.01%	4.17%	4.32%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

The Tax-Exempt Fund of California

The fund posted a decline of –0.22% for the fiscal year. This result bested the –0.57% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. However, the fund trailed the 0.07% return of the Bloomberg Barclays California Municipal Index.

For the period, the fund paid monthly dividends totaling 53 cents a share. Those investors who reinvested dividends received an income return of 2.96%. This is equivalent to a taxable income return of 6.03% for investors in the 50.93%1 effective combined federal and California state tax bracket.

The fund’s managers have a constructive outlook on the California municipal market. Thanks to recent tax increases and strong wealth generation in the state, particularly from Silicon Valley, the state’s finances appear quite healthy. In addition, higher tax rates have driven demand for sources of tax-exempt income. While spreads on California municipal bonds have tightened across the spectrum, the fund’s managers believe many areas of the market are fairly valued. The fund’s focus on revenue bonds slightly dampened returns in relative terms, as general obligation bonds generated strong returns during the period.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated 2017 taxable income below to determine your combined federal and California tax rate,* then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.90% tax-exempt distribution rate† at July 31, 2017.

				… then your combined	The fund’s tax-exempt
If your taxable income is …				federal and California	distribution rate of 2.90% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of …

$0 –	8,015	$0 –	16,030	10.90%	3.25%
8,016 –	9,325	16,031 –	18,650	11.80	3.29
9,326 –	19,001	18,651 –	38,002	16.70	3.48
19,002 –	29,989	38,003 –	59,978	18.40	3.55
29,990 –	37,950	59,979 –	75,900	20.10	3.63
37,951 –	41,629	75,901 –	83,258	29.50	4.11
41,630 –	52,612	83,259 –	105,224	31.00	4.20
52,613 –	91,900	105,225 –	153,100	31.98	4.26
91,901 –	191,650	153,101 –	233,350	34.70	4.44
191,651 –	268,750	233,351 –	416,700	42.68	5.06
268,751 –	322,499	–		43.31	5.12
322,500 –	416,700	–		43.94	5.17
–		416,701 –	470,700	44.49	5.22
416,701 –	418,400	–		45.72	5.34
–		470,701 –	537,500	48.66	5.65
–		537,501 –	644,998	49.23	5.71
418,401 –	537,498	644,999 –	1,000,000	49.80	5.78
537,499 –	1,000,000	1,000,001 –	1,074,996	50.36	5.84
Over 1,000,000		Over 1,074,996		50.93	5.91

*	Based on 2017 federal and 2016 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	10 years

Class A shares	–3.96%	2.76%	4.11%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

American Funds Tax-Exempt Fund of New York

The fund declined –0.39%, trailing the 0.34% gain of the Bloomberg Barclays New York Municipal Index. By way of comparison, the Lipper New York Municipal Debt Funds Average, a peer group measure, fell –0.18%.

The fund paid monthly dividends totaling 27 cents a share for the year. This represents an income return of 2.48% for those who reinvested dividends. For investors in the 48.39%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 4.81%.

Revenue bonds supporting hospital facilities and miscellaneous tax bonds were among those holdings that detracted from the fund’s overall total return.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Tax-exempt yields vs. taxable yields

Find your estimated 2017 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate4 at July 31, 2017.

				… then your combined		The fund’s tax-exempt
If your taxable income is …				federal and New York		distribution rate of 2.43% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of …

$0 –	8,450	$0 –	17,050	13.60%		2.81%
8,451 –	9,325	17,051 –	18,650	14.05		2.83
9,326 –	11,650	18,651 –	23,450	18.83		2.99
11,651 –	13,850	23,451 –	27,750	19.46		3.02
13,851 –	21,300	27,751 –	42,750	20.02		3.04
21,301 –	37,950	42,751 –	75,900	20.48		3.06
37,951 –	80,150	75,901 –	153,100	29.84		3.46
80,151 –	91,900	–		29.99		3.47
–		153,101 –	160,500	32.64		3.61
91,901 –	191,650	160,501 –	233,350	32.79		3.62
191,651 –	214,000	233,351 –	321,050	41.00	[1]	4.12
214,001 –	416,700	321,051 –	416,700	41.13	[1]	4.13
416,701 –	418,400	416,701 –	470,700	42.99	[1]	4.26
418,401 –	1,070,350	470,701 –	2,140,900	47.28	[1]	4.61
Over 1,070,350		Over 2,140,900		48.39	[1]	4.71

[1]	For the year 2017, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 48.39% marginal tax rate on their investment income.
[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets. The effective combined tax rates assume full deductibility of state taxes.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2017. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2017, with dividends reinvested)

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2017*

	1 year	5 years	Lifetime

Class A shares	–4.09%	1.92%	3.43%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least October 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2017, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.46%	0.77%	—	1.32%
Bloomberg Barclays Municipal Short 1–5 Years Index	0.63	1.23	2.68%	1.82
Lipper Short Municipal Debt Funds Average	0.36	0.63	1.54	1.19

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	0.34	1.58	3.19	3.96
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	0.66	1.99	3.67	4.22
Lipper Short-Intermediate Municipal Debt Funds Average	–0.10	1.24	2.65	3.48

The Tax-Exempt Bond Fund of America (Class A shares)	–0.09	3.17	4.27	6.49
Bloomberg Barclays Municipal Bond Index	0.26	3.10	4.60	—	†
Lipper General & Insured Municipal Debt Funds Average	–0.23	2.89	3.97	6.25

American High-Income Municipal Bond Fund (Class A shares)	0.76	4.97	4.72	5.59
Bloomberg Barclays Municipal Bond Index	0.26	3.10	4.60	5.43
Bloomberg Barclays High Yield Municipal Bond Index	1.22	4.88	4.49	—	†
Lipper High Yield Municipal Debt Funds Average	0.23	4.27	3.83	5.08

The Tax-Exempt Fund of California (Class A shares)	–0.22	3.55	4.50	5.56
Bloomberg Barclays California Municipal Index	0.07	3.57	4.82	—	†
Lipper California Municipal Debt Funds Average	–0.57	3.55	4.29	5.56

American Funds Tax-Exempt Fund of New York (Class A shares)	–0.39	2.70	—	4.02
Bloomberg Barclays New York Municipal Index	0.34	3.13	4.57	3.90
Lipper New York Municipal Debt Funds Average	–0.18	2.71	3.82	3.55

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 88.31%	Principal amount (000)	Value (000)
Alabama 2.18%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$7,500	$8,128
Other securities		13,699
		21,827

California 9.67%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	6,600	6,657
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2047 (put 2019)[1]	3,000	3,016
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	1,250	1,261
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)[1]	2,000	2,010
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	5,000	4,963
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	2,200	2,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,670
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	3,070	3,091
Other securities		70,272
		96,670

Connecticut 1.83%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	810	860
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,255	1,329
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	2,000	2,174
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	700	767
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,200	1,269
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	500	510
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,025	3,195
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,830	1,934
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,300	1,395
Other securities		4,873
		18,306

Florida 3.77%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,981
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,500	1,510
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,225	2,230
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,565
Other securities		24,390
		37,676

Georgia 1.76%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,039
Other securities		13,592
		17,631

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 8.40%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	$6,300	$6,840
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,215
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,468
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)[1]	5,525	5,464
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,620	4,124
Other securities		52,605
		83,966

Indiana 2.15%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	501
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,615	2,615
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,792
Other securities		11,534
		21,442

Kentucky 0.53%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,254

Maine 0.73%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,525	4,738
Other securities		2,584
		7,322

Maryland 1.86%
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2017-B, 5.00% 2021	4,500	5,126
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,930	4,070
Other securities		9,379
		18,575

Massachusetts 3.82%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2038 (put 2018)[1]	8,260	8,264
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	1,145	1,219
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	725	776
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,240	1,329
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	920	984
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	955	1,008
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	345	349
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	390	396
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,260	1,278
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	775	831
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	4,200	4,484
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	800	872
Other securities		16,351
		38,141

Michigan 3.30%
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,504
Other securities		31,501
		33,005

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Minnesota 1.34%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	$440	$460
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	630	652
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	700	714
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,005	1,067
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,765	8,254
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	810	862
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	830	873
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	240	258
Other securities		273
		13,413

Nebraska 1.51%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	7,242
Other securities		7,841
		15,083

Nevada 1.60%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,546
Other securities		10,432
		15,978

New Jersey 2.60%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,195
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,530
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,088
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	822
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,232
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,349
Other securities		10,791
		26,007

New York 8.89%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2029	4,300	5,272
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,200
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2028	2,500	3,066
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	800
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,247
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[1]	6,250	6,282
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[1]	4,000	4,043
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,593
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,800	2,922
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,905	3,135
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,061
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	640	677
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	2,450	2,622
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,075	2,184
City of New York, G.O. Bonds, Fiscal 2004, Series 2014-A-6, (SIFMA Municipal Swap Index + 0.50%) 1.32% 2031[1]	2,500	2,497

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[1]	$6,000	$5,994
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,041
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,671
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,278
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,025
Other securities		29,195
		88,805

North Dakota 1.02%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,605	4,926
Other securities		5,250
		10,176

Ohio 1.43%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,504
Other securities		11,817
		14,321

Oregon 1.25%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 0.88%) 1.70% 2020 (put 2017)[1]	1,500	1,500
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2022 (put 2018)[1]	3,000	3,015
Other securities		7,938
		12,453

Pennsylvania 3.45%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2016)[1]	2,000	2,000
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2017)[1]	1,300	1,300
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,077
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,600	1,676
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	6,585	6,884
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	860	907
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	920	973
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,290	3,522
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123A, AMT, 4.00% 2039	1,700	1,826
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	3,500	3,939
Other securities		7,372
		34,476

South Carolina 1.01%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	3,395	3,916
Other securities		6,218
		10,134

Tennessee 1.70%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	700	738
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	500	524
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,180	1,232
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	580	610
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	430	462

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	$1,110	$1,140
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,105	1,164
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,660	1,756
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,270	1,350
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	955	1,019
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	900	954
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,490	1,613
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B2, 4.00% 2042	2,600	2,837
Other securities		1,537
		16,936

Texas 7.66%
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	6,000	6,597
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2050 (put 2019)[1]	4,095	4,111
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,041
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,170
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,635
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	5,500	5,604
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2033 (put 2018)[1]	6,000	6,000
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2041 (put 2018)[1]	6,500	6,507
Other securities		42,855
		76,520

Washington 2.68%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	5,064
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	274
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	523
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	2,550	2,900
Other securities		18,010
		26,771

Wisconsin 2.31%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,050
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,954
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	3,280	3,474
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	6,635	6,964
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,490
Other securities		5,117
		23,049

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 9.86%
Other securities		$98,468

Total bonds, notes & other debt instruments (cost: $877,159,000)		882,405

Short-term securities 12.10%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.64% 2035[1]	$1,800	1,800
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.63% 2026[1]	15,600	15,600
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	5,000	5,187
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 2035[1]	5,000	5,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 2022[1]	5,000	5,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.94% 10/5/2017	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[1]	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 2030[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.77% 2030[1]	5,100	5,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.72% 2035[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[1]	2,000	2,000
State of Nebraska, Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Children’s Hospital Obligated Group), Series 2008-A, 0.76% 2032[1]	4,500	4,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	5,000	5,001
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[1]	11,300	11,300
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[1]	4,700	4,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 2045[1]	13,250	13,250
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 2022[1]	1,335	1,335
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 2032[1]	18,805	18,805
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 2048[1]	2,750	2,750
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 2051[1]	2,000	2,000
Other securities		1,013

Total short-term securities (cost: $120,837,000)		120,841
Total investment securities 100.41% (cost: $997,996,000)		1,003,246
Other assets less liabilities (0.41)%		(4,056)

Net assets 100.00%		$999,190

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,064,000, which represented .51% of the net assets of the fund.

22	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 92.71%	Principal amount (000)	Value (000)
Alabama 1.31%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$14,500	$15,714
Other securities		35,031
		50,745

California 11.01%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	20,500	20,678
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2047 (put 2023)[1]	3,500	3,530
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2047 (put 2019)[1]	1,000	1,006
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)[1]	2,500	2,546
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)[1]	2,500	2,512
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2034 (put 2021)[1]	10,480	10,514
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.459% 2045 (put 2021)[1]	3,000	3,019
Various Purpose G.O. Bonds, Series 2017, 5.00% 2030	15,000	18,125
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.59% 2027[1]	11,870	11,414
Other securities		352,152
		425,496

Florida 6.31%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,908
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,510	5,522
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	6,200	6,468
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,247
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	10,648
Other securities		196,141
		243,934

Georgia 2.72%
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,360
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,749
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,392
Other securities		68,753
		105,254

Hawaii 0.46%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,252
Other securities		7,608
		17,860

Illinois 10.78%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,852
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,939
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,258
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,490
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,920

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	$10,000	$11,181
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,816
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,033
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,105
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,427
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,880
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,848
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2018)	2,000	2,034
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,771
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2019	2,500	2,639
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	3,145	3,775
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,976
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,702
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	8,640	9,841
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)[1]	11,625	11,497
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,925	14,743
Other securities		285,781
		416,508

Indiana 1.80%
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 2.80% 2027 (put 2019)	1,875	1,925
Other securities		67,504
		69,429

Michigan 4.58%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,335	20,510
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-B, 5.00% 2019	2,000	2,175
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,850	1,877
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,013
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,000	1,013
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	595	612
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,636
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,762
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,081
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,101
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,373
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	4,000	4,298

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	$1,000	$1,084
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,850
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,783
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,179
Other securities		110,411
		176,758

Nebraska 1.00%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	11,050	11,945
Other securities		26,831
		38,776

Nevada 2.04%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	13,689
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	18,150	18,303
Other securities		46,769
		78,761

New Jersey 3.03%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.68%) 1.50% 2024 (put 2018)[1]	11,500	11,503
Other securities		105,472
		116,975

New York 8.18%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,225
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	3,670	3,788
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,652
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,084
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,785
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[1]	12,250	12,312
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[1]	1,400	1,415
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,162
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,866
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,550
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	10,200	10,825
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[1]	8,825	8,817
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	5,000	5,000
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,571
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,633
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,801
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,199
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2026	5,000	6,217
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2026	3,500	4,354

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2027	$5,000	$6,208
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	5,000	6,150
Other securities		206,432
		316,046

Pennsylvania 4.97%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	525	550
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	6,740	7,046
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	855	901
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	6,930	7,330
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	10,215	10,936
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123A, AMT, 4.00% 2039	4,800	5,156
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	11,095	11,830
Other securities		148,174
		191,923

South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	11,320	12,053
Other securities		6,224
		18,277

Texas 7.84%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,040	13,699
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), (1-month USD-LIBOR x 0.70 + 0.80%) 1.659% 2045 (put 2020)[1]	13,000	13,216
Harris County, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2021 (put 2018)[1]	13,500	13,502
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,698
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	11,500	11,718
Other securities		240,052
		302,885

Virginia 0.52%
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	12,000	12,223
Other securities		7,710
		19,933

Washington 2.35%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2045 (put 2018)[1]	10,500	10,514
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2035 (put 2021)[1]	12,600	12,519
Other securities		67,767
		90,800

Wisconsin 1.75%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	1,500	1,526
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,350
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	9,385	9,851
Other securities		44,946
		67,673

American Funds Tax-Exempt Funds	27

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 21.59%
Other securities		$833,498

Total bonds, notes & other debt instruments (cost: $3,504,367,000)		3,581,531

Short-term securities 7.80%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 2025[1]	$7,000	7,000
State of California, County of Riverside, Tax and Rev. Anticipation Note, Series 2017, 2.00% 6/29/2018	34,000	34,383
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.71% 2040[1]	30,800	30,800
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 2022[1]	3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[1]	30,800	30,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.77% 2035[1]	2,000	2,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 2026[1]	10,000	10,000
State of New York, Housing Fin. Agcy., 625 W 57th St. Housing Rev. Bonds, Series 201-A1, BONY Mellon LOC, 0.80% 2049[1]	10,000	10,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	5,000	5,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-5, 2.00% 2/1/2018	6,000	6,036
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-6, 2.00% 2/1/2018	5,000	5,030
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[1]	1,600	1,600
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[1]	21,910	21,910
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[1]	400	400
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.76% 2045[1]	6,750	6,750
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 2045[1]	11,520	11,520
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 2022[1]	1,325	1,325
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 2032[1]	9,000	9,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.76% 2050[1]	1,000	1,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 2048[1]	14,505	14,505
State of New York, New York City, Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.72% 2045[1]	2,800	2,800
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	1,000	1,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	500	500
State of Texas, City of Houston, Public Improvement G.O. Commercial Paper, Series 2017-G-2, 0.96% 8/2/2017	4,330	4,330

28	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.50% 6/29/2018	$10,000	$10,148
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	5,000	5,097
Other securities		56,836

Total short-term securities (cost: $301,075,000)		301,146
Total investment securities 100.51% (cost: $3,805,442,000)		3,882,677
Other assets less liabilities (0.51)%		(19,684)

Net assets 100.00%		$3,862,993

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $36,536,000, which represented .95% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 94.29%	Principal amount (000)	Value (000)
Alabama 1.98%
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	$26,200	$30,282
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	40,000	43,348
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	25,100
Public School and College Auth., Capital Improvement Bonds, Series 2007, 5.00% 2019 (preref. 2017)	30,220	30,629
Other securities		157,679
		287,038

Arizona 2.08%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 1.68% 2037[1]	27,200	23,719
Other securities		276,690
		300,409

California 9.96%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)[1]	30,850	31,416
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,782
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	22,951
Other securities		1,358,501
		1,440,650

Colorado 2.26%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	31,378
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,137
Other securities		269,699
		327,214

Delaware 0.22%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	28,325
Other securities		3,397
		31,722

Florida 6.71%
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	24,274
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	31,133
Other securities		915,358
		970,765

Georgia 2.65%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	23,915
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	22,670	23,198
Other securities		336,773
		383,886

Illinois 12.52%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	30,287
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	30,585	33,443
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	31,385	34,014
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	29,411
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	29,303
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	32,250	35,900

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)[1]	$27,800	$27,494
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	17,340	23,697
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033 (preref. 2018)	18,210	18,556
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,502
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,144
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,416
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,047
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,124
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,465
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,299
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,808
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,366
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,270
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,700
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,501
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,284
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,166
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,398
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,905
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,865
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,334
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,722
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	5,781
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	16,980	19,249
Other securities		1,407,922
		1,812,373

Kansas 0.68%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	51,975	59,087
Other securities		39,669
		98,756

Louisiana 2.00%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	24,838
Other securities		265,177
		290,015

Michigan 3.41%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	23,845
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	26,840	28,471
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	55,520	53,407
Other securities		387,444
		493,167

New York 6.57%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,890
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,834
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	2,810	2,901
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,841
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,721
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,199
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,877
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[1]	13,000	13,066

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	$6,000	$7,013
Metropolitan Transportation Auth., Transportation Rev. Green Bonds (Climate Bond Certified), Series 2017-A-1, 5.00% 2032	1,500	1,783
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[1]	2,000	2,021
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,759
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,439
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,174
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,597
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,655
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,550
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds (Climate Bond Certified), Series 2017-A-2, 5.00% 2030	1,955	2,358
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2030	740	890
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	2,000	2,348
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,795
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,187
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,949
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,767
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,757
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[1]	2,350	2,348
City of New York, G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,403
City of New York, G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,971
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2023	500	600
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,700
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	3,001
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,384
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,811
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,798
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,819
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,102
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,168
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	3,026
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2026	10,500	13,057
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,879
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2028	1,000	1,240
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	6,220
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,706
Other securities		706,118
		950,722

Ohio 2.81%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	49,490	46,734
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	30,285	29,889
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	24,475	26,220
Other securities		304,255
		407,098

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Pennsylvania 3.90%
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	$26,650	$29,460
Other securities		535,451
		564,911

Texas 9.31%
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	21,565	25,169
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	37,294
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	5,360	3,340
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,019
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,890	7,024
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	475
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,364
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,577
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,255
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	628
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,476
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,357
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, (SIFMA Municipal Swap Index + 0.67%) 1.49% 2038 (put 2020)[1]	7,500	7,525
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	8,098
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033	1,860	1,896
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,350	6,472
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	3,000	3,060
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	8,500	8,670
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,202
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	13,897
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	1,006
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,344
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	997
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,358
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,714
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,706
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2050 (put 2019)[1]	3,600	3,614
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,593
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,668
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,153
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,646
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,152
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,571
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,710
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,157
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,152
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	6,000	6,886

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tollway Auth., System Rev. Ref. Bonds, Series 2008-I, Capital Appreciation Bonds, Assured Guaranty insured, 6.20% 2042	$5,000	$6,349
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	36,795	26,233
Other securities		1,086,757
		1,346,564

Virginia 2.51%
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[2]	23,000	24,510
Other securities		339,371
		363,881

Washington 2.73%
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2035 (put 2021)[1]	49,750	49,432
Other securities		345,915
		395,347

Wisconsin 1.93%
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	52,960	57,556
Other securities		221,463
		279,019

Other states & U.S. territories 20.06%
Other securities		2,901,247

Total bonds, notes & other debt instruments (cost: $13,124,666,000)		13,644,784

Short-term securities 5.50%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 2025[1]	14,450	14,450
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 2.50% 6/27/2018	40,000	40,608
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	10,000	10,374
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-2, 0.90% 8/3/2017	2,500	2,500
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 8/2/2017	7,900	7,900
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 9/7/2017	5,095	5,095
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 9/7/2017	2,700	2,700
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/2/2017	8,290	8,290
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/3/2017	15,700	15,700
State of Idaho, Tax Anticipation Notes, Series 2017, 4.00% 6/29/2018	45,000	46,298
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, AMT, 0.71% 2040[1]	7,015	7,015
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 2035[1]	92,340	92,340
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 2022[1]	32,200	32,200
State of Michigan, Fin. Auth., Hospital Project and Ref. Rev. Bonds (Ascension Senior Credit Group), Series 2016-E-3, 0.78% 2047[1]	8,355	8,355
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[1]	45,575	45,575

34	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-C, 0.72% 2030[1]	$14,405	$14,405
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 2030[1]	5,675	5,675
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.72% 2030[1]	910	910
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.77% 2030[1]	11,300	11,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.77% 2030[1]	5,300	5,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.72% 2035[1]	9,400	9,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-D, 0.72% 2035[1]	11,025	11,025
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[1]	15,750	15,750
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 2026[1]	16,575	16,575
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	8,000	8,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 3.00% 8/1/2017	10,000	10,002
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-4, 2.00% 2/1/2018	35,000	35,212
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-5, 2.00% 2/1/2018	350	352
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-6, 2.00% 2/1/2018	20,000	20,121
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[1]	6,185	6,185
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[1]	27,050	27,050
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[1]	29,195	29,195
State of New York, City of New York, G.O. Bonds, Series 2008-L-3, 0.72% 2036[1]	1,070	1,070
State of New York, New York City, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.72% 2041[1]	1,575	1,575
State of New York, New York City, Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.72% 2045[1]	26,995	26,995
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/29/2018	4,500	4,547
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	40,000	40,772
Other securities		153,070

Total short-term securities (cost: $795,703,000)		795,887
Total investment securities 99.79% (cost: $13,920,369,000)		14,440,671
Other assets less liabilities 0.21%		30,051

Net assets 100.00%		$14,470,722

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $316,009,000, which represented 2.18% of the net assets of the fund.

American Funds Tax-Exempt Funds	35

The Tax-Exempt Bond Fund of America

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 93.49%	Principal amount (000)	Value (000)
California 7.92%
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	$13,040	$15,077
Other securities		421,536
		436,613

Colorado 4.96%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,054
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	5,505	5,529
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	14,230	14,974
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,277
Other securities		220,434
		273,268

District of Columbia 1.17%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	202,500	29,057
Other securities		35,611
		64,668

Florida 5.18%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,325
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	13,082
Other securities		259,023
		285,430

Illinois 13.13%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	800	791
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	211
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,400	1,242
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	4,650	4,625
Board of Education of the City of Chicago, Unlimited Tax G.O. Project Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	8,740	7,628
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	480	419
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,393
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-1, 9.00% 2026	900	911
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	17,310	17,768
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	3,573
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	19,285	19,854
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2011-C-2, (SIFMA Municipal Swap Index + 1.10%) 9.00% 2032 (put 2017)[2]	5,800	5,800
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2013-A-2, (SIFMA Municipal Swap Index + 0.75%) 7.50% 2035[2]	2,000	2,000
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-A, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)[2]	7,175	7,175

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-G, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)[2]	$2,500	$2,500
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.65% 2036 (put 2018)[2]	7,000	6,785
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	18,250	19,955
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,212
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2025	1,015	702
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	5,460	4,716
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	5,610	4,845
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	415	424
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	16,090	17,438
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	16,510	18,379
G.O. Bonds, Series 2012, 4.00% 2025	405	410
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,048
G.O. Bonds, Series 2013, 5.00% 2021	845	908
G.O. Bonds, Series 2013, 5.00% 2023	685	751
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,196
G.O. Bonds, Series 2013, 5.50% 2033	3,665	3,900
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,056
G.O. Bonds, Series 2013-A, 5.00% 2024	1,000	1,102
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,205
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,190
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,189
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,775
G.O. Bonds, Series 2014, 5.00% 2039	2,600	2,687
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,704
G.O. Bonds, Series 2016, 5.00% 2025	2,970	3,286
G.O. Bonds, Series 2016, 5.00% 2026	8,250	9,102
G.O. Bonds, Series 2016, 5.00% 2028	3,000	3,282
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,629
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,045
G.O. Bonds, Series 2016, 5.00% 2041	2,125	2,205
G.O. Bonds, Series 2017, 5.00% 2033	4,000	4,230
G.O. Ref. Bonds, 5.00% 2030	3,000	3,208
G.O. Ref. Bonds, Series 2012, 5.00% 2025	1,750	1,873
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	773
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	11,020	15,060
Other securities		482,976
		724,136

Massachusetts 2.87%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	13,254	13,687
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[1]	13,325	13,556
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	12,770
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	27,000	26,514
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	15,000	15,017
Other securities		76,795
		158,339

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Michigan 4.06%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	$4,235	$4,248
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	62,675	60,290
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,623
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,526
Other securities		140,130
		223,817

New Jersey 3.81%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,838
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,821
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,228
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,849
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,001
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,948
Other securities		161,369
		210,054

New York 3.96%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,563
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,500	11,322
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	18,220	19,646
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,750	5,083
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,625
Other securities		148,991
		218,230

Ohio 4.18%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,215
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	58,145	54,908
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	21,300	21,021
Other securities		152,529
		230,673

Oklahoma 0.85%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,676
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	126
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	8,250	8,926
Other securities		21,276
		47,004

American Funds Tax-Exempt Funds	39

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 5.23%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	$12,320	$13,301
Other securities		275,215
		288,516

Puerto Rico 2.42%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	17,315	13,657
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.39% 2029[2]	19,760	16,055
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	12,585	13,919
Other securities		89,793
		133,424

Rhode Island 1.28%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	12,921
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	12,738
Other securities		44,759
		70,418

Texas 8.19%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,835	26,090
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	12,830	13,327
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,292
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,329
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,245
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	7,235	7,729
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,974
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,262
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[1]	14,165	14,837
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	21,800	15,543
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	15,420	14,487
Other securities		329,720
		451,835

Virginia 1.02%
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[1]	16,000	17,051
Other securities		38,971
		56,022

Wisconsin 2.29%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	20,185	21,186
Other securities		104,943
		126,129

40	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Other states & U.S. territories 20.97%
Other securities		$1,156,320

Total bonds, notes & other debt instruments (cost: $4,982,336,000)		5,154,896

Short-term securities 6.08%
State of Alaska, City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.71% 2025[2]	$8,940	8,940
State of California, County of Riverside, Tax and Rev. Anticipation Note, Series 2017, 2.00% 6/29/2018	21,000	21,237
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-1, 0.86% 8/10/2017	10,000	10,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-2, 0.90% 8/3/2017	4,125	4,125
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.88% 8/2/2017	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.88% 8/2/2017	7,000	7,000
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, AMT, 0.71% 2040[2]	29,000	29,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 2035[2]	31,300	31,300
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.73% 2019[2]	785	785
State of Michigan, Fin. Auth., Hospital Project and Ref. Rev. Bonds (Ascension Senior Credit Group), Series 2016-E-3, 0.78% 2047[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 2030[2]	14,700	14,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 2030[2]	3,375	3,375
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.72% 2030[2]	3,200	3,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.77% 2030[2]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.77% 2035[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-D, 0.72% 2035[2]	9,500	9,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 2035[2]	8,000	8,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.77% 2035[2]	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.82% 2026[2]	10,000	10,000
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 2036[2]	1,000	1,000
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 2035[2]	17,000	17,000
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[2]	11,855	11,855
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 2032[2]	8,900	8,900
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 2048[2]	4,000	4,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.94% 9/7/2017	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	25,600	26,094

American Funds Tax-Exempt Funds	41

American High-Income Municipal Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 2038[2]	$2,400	$2,400
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 2051[2]	1,500	1,500
Other securities		66,245

Total short-term securities (cost: $335,097,000)		335,156
Total investment securities 99.57% (cost: $5,317,433,000)		5,490,052
Other assets less liabilities 0.43%		23,454

Net assets 100.00%		$5,513,506

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $503,197,000, which represented 9.13% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

42	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 95.38%	Principal amount (000)	Value (000)
California 94.14%
State issuers 38.98%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.459% 2045 (put 2021)[1]	$4,000	$4,025
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	2,000	2,137
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	10,000	10,661
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	7,058
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,509
Trustees of The California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,524
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,571
G.O. Bonds, Series 2012-A, (SIFMA Municipal Swap Index + 0.45%) 1.27% 2033 (put 2018)[1]	4,000	4,004
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 1.687% 2029[1]	1,500	1,507
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,804
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,316
Various Purpose G.O. Bonds, 5.25% 2032	5,000	6,003
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,565
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,216
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,451
Various Purpose G.O. Bonds, Series 2016, 4.00% 2017	10,000	10,026
Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	9,755	10,326
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	2,622
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,757
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	25	25
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.75% 2047	30,570	30,570
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,782
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,265	6,098
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,292
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,699
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,015
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,087
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,170
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,331
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,326
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	9,165	9,644
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,176
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,975	8,130
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.364% 2047 (put 2019)[1]	10,000	10,089
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,085
Municipal Fin. Auth., Ref. Rev. Bonds (Biola University), Series 2017, 5.00% 2036	20	23
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,085
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	660	678
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023 (preref. 2018)	1,500	1,581
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028 (preref. 2018)	4,700	4,964
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034 (preref. 2018)	3,000	3,171
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2029	410	483
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	879
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2031	500	583

American Funds Tax-Exempt Funds	43

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2032	$690	$799
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	576
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	512
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2035	500	577
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	699
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.59% 2027[1]	8,105	7,794
Palmdale Elementary School Dist., Community Facs. Dist. No 90-1 Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	6,110	7,011
Pollution Control Fin. Auth., Rev. Bonds (San Jose Water Company Project), Series 2016, AMT, 4.75% 2046	6,465	6,987
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,476
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,670
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,602
Statewide Communities Dev. Auth., Rev. Bonds (Collis P and Howard Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,233
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,510
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	10,395	10,616
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,196
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,120
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,098
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,951
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	7,500	8,828
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	1,585	1,675
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,049
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 1.462% 2037[1]	5,000	4,453
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.74%) 1.532% 2043[1]	8,000	6,838
Other securities		496,567
		827,885

City & county issuers 55.16%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	2,021
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,564
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,289
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,138
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,299
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,649
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,111
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,731
Baldwin Park Unified School Dist. (Los Angeles County), G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,965
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,870
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	7,350	7,843

44	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)[1]	$2,000	$2,017
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.92% 2045 (put 2024)[1]	7,900	8,045
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,140
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-B, 1.50% 2047 (put 2018)	3,950	3,955
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,250	1,265
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)[1]	2,750	2,763
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2034 (put 2021)[1]	4,000	4,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	5,000	5,797
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,055
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,801
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,632
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,643
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	4,019
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	3,500	3,949
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	10,597
Coachella Valley Unified School Dist., G.O. Bonds (Riverside and Imperial Counties), 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,837
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,682
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,725
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,813
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	582
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2036	1,000	1,156
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,195
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,180
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,174
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,462
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,168
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,632
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,466
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	500	588
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,079
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,582
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	1,935
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,621

American Funds Tax-Exempt Funds	45

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	$1,000	$1,052
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,315
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,148
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,098
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,155
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,210
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,495
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,838
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,122
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,081
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,073
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,152
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	3,000	3,295
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	3,250	3,551
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2028	2,000	1,363
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	6,045
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,767
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2032	5,000	5,412
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2034	5,040	5,398
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2035	15,940	17,033
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2036	2,250	2,397
City of Sacramento, Water Rev. Bonds, Series 2017, 5.00% 2042	7,000	8,276
Sacramento County Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.335% 2035[1]	13,500	12,135
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,516
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	5,000	5,429
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,258
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,535
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,628
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,279
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,946
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,138
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,134
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,668
Public Utilities Commission of the City and County of San Francisco, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,935
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,123

46	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	$4,900	$5,543
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,315
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,153
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,723
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-B, 5.00% 2047	1,500	1,747
School Facs. Improvement Dist. No. 2007-1 of the Poway Unified School Dist., G.O. Bonds (San Diego County), Election 2008, 0% 2035	12,850	6,750
Stockton Unified School Dist. (San Joaquin County), G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,225
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,825
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	8,063
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	10,929
Other securities		832,087
		1,171,408

Puerto Rico 0.93%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	6,590	7,289
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,321
Other securities		5,122
		19,732

Other U.S. territories 0.31%
Other securities		6,582

Total bonds, notes & other debt instruments (cost: $1,947,118,000)		2,025,607

Short-term securities 4.79%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.64% 2035	12,035	12,035
G.O. Bonds, Series 2004-A-4, 0.40% 2034[1]	10,000	10,000
Various Purpose G.O. Commercial Paper, Series 2017-A-2, 0.90% 9/01/17	3,000	3,000
City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2017-A-2, 0.90% 9/6/2017	7,000	7,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.61% 2035[1]	18,000	18,000
County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/29/2018	24,945	25,897
Manteca Redev. Agcy., Amended Merged Project Area, Tax Allocation Rev. Ref. Bonds, Series 2005, 0.66% 2042[1]	7,510	7,510
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.65% 2026[1]	8,900	8,900
Other securities		9,315

Total short-term securities (cost: $101,631,000)		101,657
Total investment securities 100.17% (cost: $2,048,749,000)		2,127,264
Other assets less liabilities (0.17)%		(3,696)

Net assets 100.00%		$2,123,568

American Funds Tax-Exempt Funds	47

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $62,809,000, which represented 2.96% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Summary investment portfolio July 31, 2017

Bonds, notes & other debt instruments 94.41%	Principal amount (000)	Value (000)
New York 92.00%
State issuers 47.82%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	$1,000	$1,198
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,849
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	566
Dormitory Auth., Columbia University Rev. Bonds, Series 2017-A, 5.00% 2047	500	683
Dormitory Auth., Columbia University Rev. Green Bonds, Series 2016-A-1, 5.00% 2026	500	634
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	574
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,133
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,099
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,100
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	559
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	563
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,156
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,220
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,630
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	233
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,142
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,140
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	461
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,070
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	660
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 2031[1]	1,000	1,117
Dormitory Auth., Pratt Institute, Rev. Bonds, Series 2016, 5.00% 2039	650	741
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	500	574
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,175
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,175
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,175
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,634
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	880
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	365	427
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	910
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	600
Dormitory Auth., The New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	581
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	2,000	2,161
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	1,000	1,113
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,191
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	2,000	2,368
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	455	521
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	545	633
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,382
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	390

American Funds Tax-Exempt Funds	49

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	$375	$453
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,704
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,635
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,257
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,013
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2020[2]	2,000	2,040
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,162
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	288
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)[2]	500	503
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,046
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	339
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 4.00% 2041	1,000	1,051
Metropolitan Transportation Auth., Transportation Rev. Green Bonds (Climate Bond Certified), Series 2017-A-1, 5.25% 2057	750	880
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)[2]	600	606
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	432
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	575	600
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	675	710
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,915	2,066
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	900	955
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	325	344
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,000	1,070
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	1,760	1,908
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	970	1,021
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	60	61
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	170	175
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	475	483
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,113
Port Auth., Consolidated Bonds, Series 167, AMT, 5.00% 2025	1,000	1,118
Port Auth., Consolidated Bonds, Series 172, AMT, 5.00% 2034	500	562
Port Auth., Consolidated Bonds, Series 186, AMT, 5.00% 2044	500	566
Port Auth., Consolidated Bonds, Series 2017-205, 5.00% 2047	1,000	1,178
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,707
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	500	539
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	539
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,250	2,408
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	550
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,500	1,626
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	549
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,094
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,790
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,182
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	351

50	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	$1,000	$1,189
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,069
Other securities		17,483
		101,113

City & county issuers 44.18%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	581
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	1,500	1,689
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	255
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	800	926
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,160
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	567
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,569
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	552
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,100
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	493
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,461
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,018
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,215
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	555
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	932
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	720
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,461
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	885
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	551
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	844
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.65%) 1.509% 2033 (put 2018)[2]	1,000	1,002
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,399
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	860
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.739% 2033 (put 2018)[2]	300	301
Nassau County, G.O. General Improvement Bonds, 2016 Ref. Series A, 5.00% 2030	1,795	2,099
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	894
Nassau County, G.O. General Improvement Bonds, Series 2016-C, 5.00% 2042	700	794
Nassau County, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Current Interest Bonds, Series 2006-A-3, 5.125% 2046	2,505	2,473
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	1,000	1,181
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	500	586
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2025[2]	1,500	1,499
City of New York, G.O. Bonds, Series 2008-L-1, 5.00% 2023	1,000	1,027
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,226
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	599
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,168
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	1,500	1,780
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,879

American Funds Tax-Exempt Funds	51

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	$1,500	$1,780
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,879
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	1,000	1,230
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	750	901
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	894
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	791
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	339
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,202
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	906
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2041	345	398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	1,000	1,168
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series 2010-D, 5.00% 2023	1,000	1,105
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	584
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,230
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	770
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	902
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.45% 2037	1,000	1,000
New York City, Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	402
New York City, Housing Dev. Corp., Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,700
New York City, Housing Dev. Corp., Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	524
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,131
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	576
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	583
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,000	1,168
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,500
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,979
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,188
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,550
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,087
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	144
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	1,005
Westchester County, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	113

52	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	$1,150	$1,279
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,095
Other securities		23,677
		93,422

Other U.S. Territories 2.41%
Other securities		5,100

Total bonds, notes & other debt instruments (cost: $192,149,000)		199,635

Short-term securities 6.36%
Dormitory Auth. Rev., Higher Education Commercial Paper, Series 2017, 0.90% 9/1/2017	5,000	5,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	2,000	2,000
City of New York, G.O. Bonds, Series 2008-J-5, 0.72% 2028[2]	400	400
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 2045[2]	550	550
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 2022[2]	2,000	2,000
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.76% 2050[2]	3,500	3,500

Total short-term securities (cost: $13,450,000)		13,450
Total investment securities 100.77% (cost: $205,599,000)		213,085
Other assets less liabilities (0.77)%		(1,636)

Net assets 100.00%		$211,449

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,635,000, which represented 2.66% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	53

Financial statements

Statements of assets and liabilities
at July 31, 2017

	American Funds	Limited Term
	Short-Term	Tax-Exempt Bond
	Tax-Exempt Bond Fund	Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,003,246	$3,882,677
Cash	172	116
Receivables for:
Sales of investments	—	—
Sales of fund’s shares	2,613	12,843
Interest	6,533	32,636
Other	10	43
	1,012,574	3,928,315

Liabilities:
Payables for:
Purchases of investments	11,082	58,231
Repurchases of fund’s shares	1,756	4,943
Dividends on fund’s shares	80	495
Investment advisory services	300	750
Services provided by related parties	92	714
Trustees’ deferred compensation	32	137
Other	42	52
	13,384	65,322
Net assets at July 31, 2017	$999,190	$3,862,993

Net assets consist of:
Capital paid in on shares of beneficial interest	$995,969	$3,786,069
Undistributed net investment income	70	308
Accumulated net realized loss	(2,099)	(619)
Net unrealized appreciation	5,250	77,235
Net assets at July 31, 2017	$999,190	$3,862,993

Investment securities in unaffiliated issuers, at cost	$997,996	$3,805,442

*	Amount less than one thousand.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$14,440,671	$5,490,052	$2,127,264	$213,085
226	157	122	126

21,481	20,078	—	—
26,005	17,831	6,358	257
134,949	52,959	25,755	1,902
214	96	7	4
14,623,546	5,581,173	2,159,506	215,374

124,813	53,517	29,393	3,559
19,177	10,180	4,613	158
2,617	1,414	711	109
2,698	1,304	529	60
2,822	1,087	476	38
603	108	135	1
94	57	81	—	*
152,824	67,667	35,938	3,925
$14,470,722	$5,513,506	$2,123,568	$211,449

$13,977,478	$5,413,381	$2,074,497	$204,141
11,972	12,036	1,795	79
(39,030)	(84,530)	(31,239)	(257)
520,302	172,619	78,515	7,486
$14,470,722	$5,513,506	$2,123,568	$211,449

$13,920,369	$5,317,433	$2,048,749	$205,599

American Funds Tax-Exempt Funds	55

Statements of assets and liabilities
at July 31, 2017

		American Funds	Limited Term
		Short-Term	Tax-Exempt Bond
		Tax-Exempt Bond Fund	Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$738,768	$3,037,630
	Shares outstanding	72,771	192,564
	Net asset value per share	$10.15	$15.77
Class C:	Net assets		$25,155
	Shares outstanding	Not applicable	1,594
	Net asset value per share		$15.77
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.15	$15.77
Class F-1:	Net assets	$9,418	$83,147
	Shares outstanding	928	5,271
	Net asset value per share	$10.15	$15.77
Class F-2:	Net assets	$46,565	$308,714
	Shares outstanding	4,587	19,570
	Net asset value per share	$10.15	$15.77
Class F-3:	Net assets	$77,466	$112,058
	Shares outstanding	7,631	7,104
	Net asset value per share	$10.15	$15.77
Class R-6:	Net assets	$126,963	$296,279
	Shares outstanding	12,506	18,782
	Net asset value per share	$10.15	$15.77

See Notes to Financial Statements

56	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$9,691,777	$3,644,467	$1,640,745	$169,077
746,452	231,616	93,083	15,659
$12.98	$15.73	$17.63	$10.80
$473,913	$229,210	$82,913	$12,519
36,500	14,567	4,704	1,159
$12.98	$15.73	$17.63	$10.80
$10	$10	$10	$10
1	1	1	1
$12.98	$15.73	$17.63	$10.80
$461,134	$233,605	$75,615	$2,545
35,516	14,846	4,290	236
$12.98	$15.73	$17.63	$10.80
$1,909,199	$604,556	$200,062	$11,150
147,045	38,421	11,350	1,033
$12.98	$15.73	$17.63	$10.80
$1,554,456	$421,417	$124,223	$16,148
119,723	26,782	7,047	1,496
$12.98	$15.73	$17.63	$10.80
$380,233	$380,241
29,285	24,166	Not applicable	Not applicable
$12.98	$15.73

American Funds Tax-Exempt Funds	57

Statements of operations
for the year ended July 31, 2017

	American Funds	Limited Term
	Short-Term	Tax-Exempt Bond
	Tax-Exempt Bond Fund	Fund of America
Investment income:
Income:
Interest	$15,068	$99,994

Fees and expenses*:
Investment advisory services	3,121	8,770
Distribution services	1,122	9,599
Transfer agent services	339	1,501
Administrative services	139	686
Reports to shareholders	29	129
Registration statement and prospectus	193	450
Trustees’ compensation	8	34
Auditing and legal	77	86
Custodian	3	9
State and local taxes	— †	3
Other	15	28
Total fees and expenses	5,046	21,295
Less waivers/reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—
Total fees and expenses after reimbursements	5,046	21,295
Net investment income	10,022	78,699

Net realized (loss) gain and unrealized depreciation:
Net realized (loss) gain on investments	(558)	(294)
Net unrealized depreciation on investments	(3,763)	(66,254)
Net realized (loss) gain and unrealized depreciation	(4,321)	(66,548)
Net increase (decrease) in net assets resulting from operations	$5,701	$12,151

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

58	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$510,262	$232,591	$75,146	$6,694

31,128	14,971	6,136	689
29,912	12,915	5,179	541
7,607	3,064	737	90
3,192	1,171	376	39
469	174	69	8
1,083	614	123	115
149	35	25	1
155	91	117	83
32	12	5	1
367	926	8	5
53	33	20	10
74,147	34,006	12,795	1,582

—	—	—	94
74,147	34,006	12,795	1,488
436,115	198,585	62,351	5,206

(11,218)	29,859	165	(257)
(434,509)	(188,457)	(71,163)	(6,080)
(445,727)	(158,598)	(70,998)	(6,337)
$(9,612)	$39,987	$(8,647)	$(1,131)

American Funds Tax-Exempt Funds	59

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31		Year ended July 31		Year ended July 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$10,022	$7,680	$78,699	$74,201	$436,115	$365,265
Net realized (loss) gain	(558)	(762)	(294)	269	(11,218)	559
Net unrealized (depreciation) appreciation	(3,763)	4,308	(66,254)	27,733	(434,509)	383,061
Net increase (decrease) in net assets resulting from operations	5,701	11,226	12,151	102,203	(9,612)	748,885

Dividends paid or accrued to shareholders from net investment income	(9,997)	(7,612)	(78,498)	(74,286)	(432,228)	(364,050)

Net capital share transactions	222,373	51,287	179,550	538,776	1,095,007	2,957,629

Total increase in net assets	218,077	54,901	113,203	566,693	653,167	3,342,464

Net assets:
Beginning of year	781,113	726,212	3,749,790	3,183,097	13,817,555	10,475,091
End of year	$999,190	$781,113	$3,862,993	$3,749,790	$14,470,722	$13,817,555
Undistributed net investment income	$70	$46	$308	$611	$11,972	$10,413

See Notes to Financial Statements

60	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Year ended July 31		Year ended July 31		Year ended July 31
2017	2016	2017	2016	2017	2016

$198,585	$168,148	$62,351	$57,271	$5,206	$4,494
29,859	9,631	165	(415)	(257)	271
(188,457)	208,275	(71,163)	61,026	(6,080)	7,254

39,987	386,054	(8,647)	117,882	(1,131)	12,019

(193,595)	(162,941)	(61,637)	(56,704)	(5,169)	(4,403)

574,599	1,267,761	122,984	347,830	8,850	45,587

420,991	1,490,874	52,700	409,008	2,550	53,203

5,092,515	3,601,641	2,070,868	1,661,860	208,899	155,696
$5,513,506	$5,092,515	$2,123,568	$2,070,868	$211,449	$208,899
$12,036	$9,740	$1,795	$2,045	$79	$194

American Funds Tax-Exempt Funds	61

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year[1] of purchase without an initial sales charge)	None
Class C2	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T3	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None

[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
[3]	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

62	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	63

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2017, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

64	American Funds Tax-Exempt Funds

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2017, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013 or by state tax authorities for tax years before 2012.

American Funds Tax-Exempt Funds	65

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2017. These will be used to offset any capital gains realized by these funds in future years through the expiration dates, if applicable. None of the funds will make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American					American
	Funds	Limited Term	The	American	The	Funds
	Short-Term	Tax-Exempt	Tax-Exempt	High-Income	Tax-Exempt	Tax-Exempt
	Tax-Exempt	Bond Fund	Bond Fund	Municipal	Fund of	Fund of
	Bond Fund	of America	of America	Bond Fund	California	New York
Undistributed tax-exempt income	$100	$632	$3,814	$3,722	$803	$120
Post-October capital loss deferral*	—	—	(15,088)	(7,929)	(894)	—
Capital loss carryforward:
No expiration	(2,090)	(617)	(6,847)	—	—	(257)
Expiring 2018	—	—	(15,752)	(49,793)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	(2,090)	(617)	(22,599)	(74,201)	(30,345)	(257)
Capital loss carryforward utilized	—	—	3,313	35,884	1,208	—
Capital loss carryforward expired	—	—	2,271	—	2,701	—
Gross unrealized appreciation on investment securities	6,282	83,706	596,726	242,040	98,496	8,284
Gross unrealized depreciation on investment securities	(959)	(6,165)	(66,264)	(58,311)	(18,144)	(729)
Net unrealized appreciation on investment securities	5,323	77,541	530,462	183,729	80,352	7,555
Cost of investment securities	997,923	3,805,136	13,910,209	5,306,323	2,046,912	205,530
Reclassification to (from) undistributed net investment income from (to) accumulated net realized loss	2	(56)	(179)	973	(151)	(1)
Reclassification to (from) undistributed net investment income from (to) capital paid in on shares of beneficial interest	(3)	(448)	(2,149)	(3,667)	(813)	(151)
Reclassification to (from) capital paid in on shares of beneficial interest from (to) accumulated net realized loss	—	—	7,825	—	(2,701)	(1)

*	This deferral is considered incurred in the subsequent year.

66	American Funds Tax-Exempt Funds

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$8,379		$6,775
Class T1	—	[2]
Class F-1	110		90
Class F-2	836		747
Class F-3[3]	209
Class R-6[4]	463
Total	$9,997		$7,612

Limited Term Tax-Exempt Bond Fund of America

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$61,657		$60,916
Class B5	1		7
Class C	367		422
Class T1	—	[2]
Class F-1	1,696		1,795
Class F-2	7,195		5,409
Class F-3[3]	738
Class R-6	6,844		5,737
Total	$78,498		$74,286

The Tax-Exempt Bond Fund of America

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$293,044		$252,498
Class B5	28		127
Class C	11,413		9,193
Class T1	—	[2]
Class F-1	14,529		37,801
Class F-2	93,190		53,592
Class F-3[3]	6,591
Class R-6	13,433		10,839
Total	$432,228		$364,050

American High-Income Municipal Bond Fund

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$131,221		$118,431
Class B5	15		76
Class C	7,065		6,480
Class T1	—	[2]
Class F-1	8,811		9,162
Class F-2	29,151		19,563
Class F-3[3]	4,691
Class R-6	12,641		9,229
Total	$193,595		$162,941

See end of tables for footnotes.

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$49,273		$47,262
Class B5	2		21
Class C	2,020		1,955
Class T1	—	[2]
Class F-1	2,227		2,131
Class F-2	7,241		5,335
Class F-3[3]	874
Total	$61,637		$56,704

American Funds Tax-Exempt Fund of New York

	Year ended		Year ended
Share class	July 31, 2017		July 31, 2016
Class A	$4,093		$3,489
Class B5	—	[2]	1
Class C	233		207
Class T1	—	[2]
Class F-1	57		43
Class F-2	626		663
Class F-3[3]	160
Total	$5,169		$4,403

[1]	Class T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

									For
	Rates		Net asset level (in billions)		Rates		Monthly gross income		the year ended
	Beginning	Ending		In excess	Beginning	Ending		In excess	July 31,
Fund	with	with	Up to	of	with	with	Up to	of	2017
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.362%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.231
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.223
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.292
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.298
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.333

68	American Funds Tax-Exempt Funds

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term		Limited Term Tax-Exempt		The Tax-Exempt Bond Fund
	Tax-Exempt Bond Fund		Bond Fund of America		of America
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income		The Tax-Exempt Fund		American Funds Tax-Exempt
	Municipal Bond Fund		of California		Fund of New York
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2017, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,242
Limited-Term Tax-Exempt Bond Fund of America	128
The Tax-Exempt Bond Fund of America	9,244
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,629
American Funds Tax-Exempt Fund of New York	14

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, T, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, T, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

American Funds Tax-Exempt Funds	69

For the year ended July 31, 2017, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$1,092	$240		$72
Class T1	—	—	[2]	— [2]
Class F-1	30	15		6
Class F-2	Not applicable	83		36
Class F-3[3]	Not applicable	—	[2]	8
Class R-6[4]	Not applicable	1		17
Total class-specific expenses	$1,122	$339		$139

Limited Term Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$9,099	$1,010		$303
Class B5	1	—	[2]	Not applicable
Class C	283	10		14
Class T1	—	—	[2]	— [2]
Class F-1	216	104		43
Class F-2	Not applicable	374		163
Class F-3[3]	Not applicable	1		16
Class R-6	Not applicable	2		147
Total class-specific expenses	$9,599	$1,501		$686

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$23,713	$3,253		$949
Class B5	11	—	[2]	Not applicable
Class C	4,966	174		248
Class T1	—	—	[2]	— [2]
Class F-1	1,222	585		245
Class F-2	Not applicable	3,573		1,450
Class F-3[3]	Not applicable	20		99
Class R-6	Not applicable	2		201
Total class-specific expenses	$29,912	$7,607		$3,192

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$9,960	$1,742		$349
Class B5	5	—	[2]	Not applicable
Class C	2,351	120		118
Class T1	—	—	[2]	— [2]
Class F-1	599	293		120
Class F-2	Not applicable	895		370
Class F-3[3]	Not applicable	12		59
Class R-6	Not applicable	2		155
Total class-specific expenses	$12,915	$3,064		$1,171

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$4,080	$367		$163
Class B5	1	—	[2]	Not applicable
Class C	906	21		45
Class T1	—	—	[2]	— [2]
Class F-1	192	88		39
Class F-2	Not applicable	260		115
Class F-3[3]	Not applicable	1		14
Total class-specific expenses	$5,179	$737		$376

American Funds Tax-Exempt Fund of New York

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$404	$56		$16
Class B5	— [2]	—	[2]	Not applicable
Class C	134	5		7
Class T1	—	—	[2]	— [2]
Class F-1	3	2		1
Class F-2	Not applicable	27		12
Class F-3[3]	Not applicable	—	[2]	3
Total class-specific expenses	$541	$90		$39

[1]	Class T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.

70	American Funds Tax-Exempt Funds

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
American Funds Short-Term Tax-Exempt Bond Fund	$ 4	$ 4		$ 8
Limited Term Tax-Exempt Bond Fund of America	19	15		34
The Tax-Exempt Bond Fund of America	68	81		149
American High-Income Municipal Bond Fund	23	12		35
The Tax-Exempt Fund of California	10	15		25
American Funds Tax-Exempt Fund of New York	1	—	*	1

* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2017, such purchase transactions occurred between American Funds Short-Term Tax-Exempt Bond Fund and related funds in the amount of $44,482,000. There were no sale transactions between American Funds Short-Term Tax-Exempt Bond Fund and related funds during the period.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2017.

American Funds Tax-Exempt Funds	71

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$353,021	34,954	$7,958	786	$(305,749)	(30,279)	$55,230	5,461
Class T2	10	1	—	—	—	—	10	1
Class F-1	4,274	423	109	11	(8,002)	(792)	(3,619)	(358)
Class F-2	67,272	6,658	696	69	(100,908)	(9,989)	(32,940)	(3,262)
Class F-3[3]	88,654	8,765	107	11	(11,612)	(1,145)	77,149	7,631
Class R-6[4]	128,242	12,674	463	45	(2,162)	(213)	126,543	12,506
Total net increase (decrease)	$641,473	63,475	$9,333	922	$(428,433)	(42,418)	$222,373	21,979

Year ended July 31, 2016
Class A	$265,488	26,090	$6,336	622	$(240,607)	(23,645)	$31,217	3,067
Class F-1	7,767	763	90	9	(4,002)	(394)	3,855	378
Class F-2	62,784	6,169	603	59	(47,172)	(4,638)	16,215	1,590
Total net increase (decrease)	$336,039	33,022	$7,029	690	$(291,781)	(28,677)	$51,287	5,035

Limited Term Tax-Exempt Bond Fund of America

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$819,485	52,126	$58,446	3,716		$(841,769)	(53,692)	$36,162	2,150
Class B5	12	1	1	—	[6]	(285)	(18)	(272)	(17)
Class C	9,630	614	356	22		(14,774)	(941)	(4,788)	(305)
Class T2	10	1	—	—		—	—	10	1
Class F-1	33,107	2,108	1,634	104		(39,802)	(2,536)	(5,061)	(324)
Class F-2	303,074	19,263	6,395	407		(285,439)	(18,211)	24,030	1,459
Class F-3[3]	119,294	7,604	564	36		(8,432)	(536)	111,426	7,104
Class R-6	57,602	3,639	6,843	435		(46,402)	(2,970)	18,043	1,104
Total net increase (decrease)	$1,342,214	85,356	$74,239	4,720		$(1,236,903)	(78,904)	$179,550	11,172

Year ended July 31, 2016
Class A	$770,995	48,281	$56,942	3,566		$(466,226)	(29,211)	$361,711	22,636
Class B	144	9	7	—	[6]	(597)	(37)	(446)	(28)
Class C	11,072	693	408	26		(11,244)	(705)	236	14
Class F-1	24,656	1,544	1,728	108		(20,991)	(1,315)	5,393	337
Class F-2	143,068	8,950	4,556	286		(66,832)	(4,185)	80,792	5,051
Class R-6	101,074	6,329	5,737	359		(15,721)	(986)	91,090	5,702
Total net increase (decrease)	$1,051,009	65,806	$69,378	4,345		$(581,611)	(36,439)	$538,776	33,712

72	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

			Issued in connection		Reinvestments of				Net increase
	Sales[1]		with the mergers[7]		dividends		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$1,801,266	138,682			$272,050	21,023	$(1,585,561)	(123,176)	$487,755	36,529
Class B5	13	1			26	2	(3,153)	(243)	(3,114)	(240)
Class C	109,851	8,427			10,867	840	(146,591)	(11,359)	(25,873)	(2,092)
Class T2	10	1			—	—	—	—	10	1
Class F-1	150,827	11,683			14,001	1,082	(204,796)	(15,883)	(39,968)	(3,118)
Class F-2	1,352,620	104,710			88,843	6,868	(2,321,994)	(179,479)	(880,531)	(67,901)
Class F-3[3]	1,572,043	121,144			6,300	486	(24,708)	(1,907)	1,553,635	119,723
Class R-6	130,180	10,032			13,380	1,034	(140,467)	(10,934)	3,093	132
Total net increase (decrease)	$5,116,810	394,680			$405,467	31,335	$(4,427,270)	(342,981)	$1,095,007	83,034

Year ended July 31, 2016
Class A	$1,871,164	141,849	$608,701	45,527	$232,021	17,617	$(850,880)	(64,706)	$1,861,006	140,287
Class B	188	14	336	25	122	9	(4,787)	(363)	(4,141)	(315)
Class C	159,538	12,081	63,427	4,744	8,714	661	(76,537)	(5,817)	155,142	11,669
Class F-1	444,340	34,050	37,279	2,788	37,270	2,843	(1,510,010)	(114,741)	(991,121)	(75,060)
Class F-2	2,030,700	154,105	76,119	5,693	50,029	3,784	(329,704)	(24,984)	1,827,144	138,598
Class R-6	108,885	8,267			10,841	823	(10,127)	(773)	109,599	8,317
Total net increase (decrease)	$4,614,815	350,366	$785,862	58,777	$338,997	25,737	$(2,782,045)	(211,384)	$2,957,629	223,496

	Issued in connection		Issued in connection
	with the merger of		with the merger of		Total issued
	the Tax-Exempt Fund		the Tax-Exempt Fund		in connection
	of Maryland		of Virginia		with the mergers[7]
Merger details	Amount	Shares	Amount	Shares	Amount	Shares

Class A	$236,260	17,671	$372,441	27,856	$608,701	45,527
Class B	105	8	231	17	336	25
Class C	28,452	2,128	34,975	2,616	63,427	4,744
Class F-1	15,686	1,173	21,593	1,615	37,279	2,788
Class F-2	28,222	2,111	47,897	3,582	76,119	5,693
Total issued	$308,725	23,091	$477,137	35,686	$785,862	58,777

See end of tables for footnotes.

American Funds Tax-Exempt Funds	73

American High-Income Municipal Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$815,139	52,111	$121,598	7,783	$(703,450)	(45,320)	$233,287	14,574
Class B5	40	3	14	1	(1,280)	(82)	(1,226)	(78)
Class C	52,474	3,341	6,638	425	(68,253)	(4,390)	(9,141)	(624)
Class T2	10	1	—	—	—	—	10	1
Class F-1	93,087	5,955	8,578	549	(140,908)	(9,031)	(39,243)	(2,527)
Class F-2	466,323	29,942	25,815	1,653	(634,923)	(40,962)	(142,785)	(9,367)
Class F-3[3]	429,111	27,652	3,948	252	(17,526)	(1,122)	415,533	26,782
Class R-6	105,522	6,754	12,642	810	—	—	118,164	7,564
Total net increase (decrease)	$1,961,706	125,759	$179,233	11,473	$(1,566,340)	(100,907)	$574,599	36,325

Year ended July 31, 2016
Class A	$916,799	58,141	$109,175	6,926	$(367,188)	(23,358)	$658,786	41,709
Class B	256	16	72	4	(2,546)	(162)	(2,218)	(142)
Class C	89,022	5,638	6,037	383	(41,568)	(2,642)	53,491	3,379
Class F-1	121,444	7,680	8,917	566	(68,553)	(4,339)	61,808	3,907
Class F-2	559,242	35,343	17,128	1,084	(149,558)	(9,505)	426,812	26,922
Class R-6	62,899	3,986	9,230	585	(3,047)	(198)	69,082	4,373
Total net increase (decrease)	$1,749,662	110,804	$150,559	9,548	$(632,460)	(40,204)	$1,267,761	80,148

The Tax-Exempt Fund of California

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$287,913	16,331	$43,825	2,495		$(311,489)	(17,845)	$20,249	981
Class B5	10	1	2	—	[6]	(265)	(15)	(253)	(14)
Class C	23,294	1,313	1,914	109		(35,926)	(2,050)	(10,718)	(628)
Class T2	10	1	—	—		—	—	10	1
Class F-1	24,944	1,415	2,083	119		(31,372)	(1,788)	(4,345)	(254)
Class F-2	181,621	10,368	6,173	352		(192,817)	(11,070)	(5,023)	(350)
Class F-3[3]	124,040	7,103	689	39		(1,665)	(95)	123,064	7,047
Total net increase (decrease)	$641,832	36,532	$54,686	3,114		$(573,534)	(32,863)	$122,984	6,783

Year ended July 31, 2016
Class A	$364,822	20,350	$41,439	2,313		$(165,245)	(9,243)	$241,016	13,420
Class B	36	2	20	1		(1,162)	(65)	(1,106)	(62)
Class C	33,775	1,879	1,844	103		(18,810)	(1,052)	16,809	930
Class F-1	26,848	1,496	1,985	111		(10,978)	(613)	17,855	994
Class F-2	86,120	4,793	4,508	252		(17,372)	(969)	73,256	4,076
Total net increase (decrease)	$511,601	28,520	$49,796	2,780		$(213,567)	(11,942)	$347,830	19,358

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

			Reinvestments of						Net increase
	Sales[1]		dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$45,146	4,195	$3,108		289		$(35,915)	(3,349)	$12,339	1,135
Class B5	11	1	—	[6]	—	[6]	(27)	(3)	(16)	(2)
Class C	2,541	234	218		20		(3,764)	(353)	(1,005)	(99)
Class T2	10	1	—		—		—	—	10	1
Class F-1	1,134	105	42		4		(708)	(66)	468	43
Class F-2	7,639	709	500		47		(26,967)	(2,540)	(18,828)	(1,784)
Class F-3[3]	18,851	1,771	119		11		(3,088)	(286)	15,882	1,496
Total net increase (decrease)	$75,332	7,016	$3,987		371		$(70,469)	(6,597)	$8,850	790

Year ended July 31, 2016
Class A	$42,821	3,939	$2,365		217		$(13,606)	(1,255)	$31,580	2,901
Class B	3	1	—	[6]	—	[6]	(33)	(3)	(30)	(2)
Class C	6,364	587	195		18		(2,798)	(257)	3,761	348
Class F-1	676	63	25		2		(257)	(24)	444	41
Class F-2	13,967	1,282	540		50		(4,675)	(428)	9,832	904
Total net increase (decrease)	$63,831	5,872	$3,125		287		$(21,369)	(1,967)	$45,587	4,192

[1]	Includes exchanges between share classes of the fund.
[2]	Class T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.
[6]	Amount less than one thousand.
[7]	The Tax-Exempt Bond Fund of America acquired the net assets of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia on June 17, 2016.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2017, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$373,018	$202,037
Limited Term Tax-Exempt Bond Fund of America	1,150,023	938,373
The Tax-Exempt Bond Fund of America	3,732,224	2,683,460
American High-Income Municipal Bond Fund	1,993,393	1,454,263
The Tax-Exempt Fund of California	506,548	415,045
American Funds Tax-Exempt Fund of New York	63,111	50,956

9. Ownership concentration

At July 31, 2017, CRMC held aggregate ownership of 16% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 13% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to all of the funds.

American Funds Tax-Exempt Funds	75

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$10.22	$.12	$(.07)	$.05	$(.12)	$—		$(.12)	$10.15	.46%	$739		.59%		1.15%
7/31/2016	10.17	.10	.05	.15	(.10)	—		(.10)	10.22	1.51	688		.59		1.02
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26	653		.58		1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43	737		.58		1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.16	701		.59		1.21
Class T:
7/31/2017[4,5]	10.11	.04	.04	.08	(.04)	—		(.04)	10.15	.82 [6,7]	—	[8]	.15	[6,7]	.42	[6,7]
Class F-1:
7/31/2017	10.22	.09	(.07)	.02	(.09)	—		(.09)	10.15	.23	9		.82		.92
7/31/2016	10.17	.08	.05	.13	(.08)	—		(.08)	10.22	1.29	13		.81		.80
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05	9		.80		.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14		.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[3]	(.10)	10.21	(.08)	30		.84		.96
Class F-2:
7/31/2017	10.22	.12	(.07)	.05	(.12)	—		(.12)	10.15	.49	47		.57		1.17
7/31/2016	10.17	.11	.05	.16	(.11)	—		(.11)	10.22	1.55	80		.56		1.06
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29	64		.55		1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46		.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.19	37		.56		1.23

76	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-3:
7/31/2017[4,9]	$10.07	$.07	$.08	$.15	$(.07)	$—	$(.07)	$10.15	1.49%[6]		$77	.47%[10]		1.35%[10]
Class R-6:
7/31/2017[4,11]	10.09	.05	.06	.11	(.05)	—	(.05)	10.15	1.20	[6]	127	.17	[6]	.51	[6]

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	26%	21%	38%	20%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.
[11]	Class R-6 shares began investment operations on March 17, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$16.04	$.32	$(.27)	$.05	$(.32)	$—		$(.32)	$15.77	.34%	$3,038		.59%		2.04%
7/31/2016	15.92	.35	.12	.47	(.35)	—		(.35)	16.04	2.97	3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[3]	(.40)	15.94	(.13)	2,625		.60		2.45
Class C:
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—		(.20)	15.77	(.40)	25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[3]	(.28)	15.94	(.87)	49		1.34		1.72
Class T:
7/31/2017[4,5]	15.68	.12	.09	.21	(.12)	—		(.12)	15.77	1.32 [6,7]	—	[8]	.10	[6,7]	.74	[6,7]
Class F-1:
7/31/2017	16.04	.31	(.27)	.04	(.31)	—		(.31)	15.77	.26	83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[3]	(.39)	15.94	(.22)	122		.69		2.37

78	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$16.04	$.35	$(.27)	$.08	$(.35)	$—		$(.35)	$15.77	.51%		$309	.42%		2.22%
7/31/2016	15.92	.38	.12	.50	(.38)	—		(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75		183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[3]	(.43)	15.94	.05		148	.42		2.64
Class F-3:
7/31/2017[4,9]	15.59	.19	.18	.37	(.19)	—		(.19)	15.77	2.37	[6]	112	.30	[10]	2.36	[10]
Class R-6:
7/31/2017	16.04	.37	(.27)	.10	(.37)	—		(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—		(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86		133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[3]	(.45)	15.94	.16		132	.31		2.72

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	27%	16%	19%	9%	13%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	79

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$13.40	$.40	$(.42)	$(.02)	$(.40)	$12.98	(.09)%	$9,692		.53%		3.12%
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69	9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385		.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772		.56		3.57
7/31/2013[3,4]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984		.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445		.55		3.73
Class C:
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)	474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85	517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349		1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325		1.35		2.79
7/31/2013[3,4]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375		1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420		1.34		2.94
Class T:
7/31/2017[3,7]	12.85	.14	.13	.27	(.14)	12.98	2.07 [5,8]	—	[9]	.10	[5,8]	1.06	[5,8]
Class F-1:
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)	461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53	518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474		.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389		.68		3.46
7/31/2013[3,4]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659		.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526		.66		3.62

80	American Funds Tax-Exempt Funds

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$13.40	$.42	$(.42)	$— [10]	$(.42)	$12.98	.03%	$1,909	.41%		3.24%
7/31/2016	12.96	.43	.44	.87	(.43)	13.40	6.84	2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76	990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		3.70
7/31/2013[3,4]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]	327	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		3.87
Class F-3:
7/31/2017[3,11]	12.75	.22	.23	.45	(.22)	12.98	3.54 [5]	1,555	.29	[6]	3.34	[6]
Class R-6:
7/31/2017	13.40	.44	(.43)	.01	(.43)	12.98	.15	380	.29		3.36
7/31/2016	12.96	.44	.44	.88	(.44)	13.40	6.95	391	.29		3.39
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86	270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		3.81
7/31/2013[3,4]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]	115	.31	[6]	3.58	[6]
8/31/2012[3,12]	12.94	.14	.15	.29	(.15)	13.08	2.25 [5]	42	.09	[5]	1.15	[5]

	Year ended July 31				For the period 9/1/2012 to	Year ended August 31
	2017	2016	2015	2014	7/31/2013[3,4,5]	2012
Portfolio turnover rate for all share classes	20%	13%	14%	10%	16%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	In 2013, the fund changed its fiscal year-end from August to July.
[5]	Not annualized.
[6]	Annualized.
[7]	Class T shares began investment operations on April 7, 2017.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-6 shares began investment operations on May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	81

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$16.21	$.60	$(.49)	$.11	$(.59)	$15.73	.76%	$3,645		.67%		3.86%
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45	3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34	2,700		.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99	2,357		.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246		.69		4.14
Class C:
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	15.73	.00	229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62	247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55	182		1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161		1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161		1.46		3.37
Class T:
7/31/2017[3,4]	15.50	.20	.23	.43	(.20)	15.73	2.77 [5,6]	—	[7]	.12	[5,6]	1.28	[5,6]
Class F-1:
7/31/2017	16.21	.59	(.49)	.10	(.58)	15.73	.68	234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37	282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27	207		.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178		.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172		.79		4.04

82	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$16.21	$.63	$(.49)	$.14	$(.62)	$15.73	.93%	$605	.50%		4.05%
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65	775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53	321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52		4.31
Class F-3:
7/31/2017[3,8]	15.30	.32	.43	.75	(.32)	15.73	4.96 [5]	421	.37	[9]	4.04	[9]
Class R-6:
7/31/2017	16.21	.64	(.49)	.15	(.63)	15.73	1.05	380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76	269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64	188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40		4.44

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	30%	21%	23%	24%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class T shares began investment operations on April 7, 2017.
[5]	Not annualized.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	83

Financial highlights (continued)

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2017	$18.21	$.54	$(.59)	$(.05)	$(.53)	$17.63	(.22)%	$1,641		.60%		3.05%
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386		.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265		.63		3.72
7/31/2013[3,4]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250		.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334		.63		3.89
Class C:
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	17.63	(1.00)	83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78		1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76		1.42		2.94
7/31/2013[3,4]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87		1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101		1.42		3.10
Class T:
7/31/2017[3,7]	17.42	.18	.21	.39	(.18)	17.63	2.24 [5,8]	—	[9]	.12	[5,8]	1.02	[5,8]
Class F-1:
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	17.63	(.35)	76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63		.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65		.76		3.60
7/31/2013[3,4]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74		.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82		.73		3.79

84	American Funds Tax-Exempt Funds

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2017	$18.21	$.56	$(.59)	$(.03)	$(.55)	$17.63	(.09)%	$200	.48%		3.18%
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[3,4]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48		4.02

Class F-3:
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	17.63	3.79 [5]	124	.38	[6]	3.25	[6]

	Year ended July 31				For the period 9/1/2012 to	Year ended August 31
	2017	2016	2015	2014	7/31/2013[3,4,5]	2012
Portfolio turnover rate for all share classes	21%	11%	17%	8%	12%	15%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	In 2013, the fund changed its fiscal year-end from August to July.
[5]	Not annualized.
[6]	Annualized.
[7]	Class T shares began investment operations on April 7, 2017.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	85

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2017	$11.12	$.27	$(.32)	$(.05)	$(.27)	$10.80	(.39)%[4]		$169		.74%[4]		.69%[4]		2.55%[4]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[4]	161		.72	[4]	.69	[4]	2.54	[4]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[4]	124		.72	[4]	.67	[4]	2.91	[4]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[4]	102		.73	[4]	.63	[4]	3.07	[4]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[4]		100		.66	[4]	.59	[4]	2.88	[4]
Class C:
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
Class T:
7/31/2017[5,6]	10.68	.09	.13	.22	(.10)	10.80	2.02	[4,7]	—	[8]	.19	[4,7]	.15	[4,7]	.87	[4,7]
Class F-1:
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[4]		3		.73	[4]	.68	[4]	2.56	[4]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[4]	2		.65	[4]	.62	[4]	2.61	[4]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[4]	2		.80	[4]	.74	[4]	2.83	[4]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[4]	1		.77	[4]	.68	[4]	3.03	[4]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[4]		1		.86	[4]	.79	[4]	2.67	[4]

86	American Funds Tax-Exempt Funds

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
7/31/2017	$11.12	$.29	$(.32)	$(.03)	$(.29)	$10.80	(.26)%	$11	.58%		.56%		2.68%
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	16	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14	.64		.57		2.90
Class F-3:
7/31/2017[5,9]	10.58	.15	.22	.37	(.15)	10.80	3.54 [7]	16	.58	[10]	.45	[10]	2.79	[10]

	Year ended July 31
	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	27%	14%	42%	25%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	87

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California as of July 31, 2017, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, the financial highlights of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York for each of the periods presented, and the financial highlights of The Tax-Exempt Fund of California for each of the periods ended after July 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of and for the period ended July 31, 2013, including the financial highlights for each of the periods ended July 31, 2013 and August 31, 2012, were audited by other auditors whose report dated September 9, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California
September 14, 2017

88	American Funds Tax-Exempt Funds

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2017, through July 31, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	89

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,013.97	$3.00	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class T – actual return[2]	1,000.00	1,008.17	1.52	.48
Class T – assumed 5% return[2]	1,000.00	1,022.41	2.41	.48
Class F-1 – actual return	1,000.00	1,012.81	4.19	.84
Class F-1 – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class F-2 – actual return	1,000.00	1,014.06	2.95	.59
Class F-2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-3 – actual return	1,000.00	1,014.71	2.35	.47
Class F-3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-6 – actual return[3]	1,000.00	1,012.03	1.73	.43
Class R-6 – assumed 5% return[3]	1,000.00	1,022.66	2.16	.43

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,021.28	$3.01	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,017.56	6.70	1.34
Class C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class T – actual return[2]	1,000.00	1,013.18	1.01	.32
Class T – assumed 5% return[2]	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,020.90	3.36	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,022.16	2.16	.43
Class F-2 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class F-3 – actual return	1,000.00	1,022.79	1.50	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	1,022.78	1.50	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

90	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,033.92	$2.67	.53%
Class A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class C – actual return	1,000.00	1,029.89	6.64	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return[2]	1,000.00	1,020.73	.99	.31
Class T – assumed 5% return[2]	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	1,033.30	3.33	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,034.52	2.12	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 – actual return	1,000.00	1,035.04	1.46	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-6 – actual return	1,000.00	1,035.18	1.46	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

American High-Income Municipal Bond Fund

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,047.05	$3.30	.65%
Class A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class C – actual return	1,000.00	1,043.09	7.14	1.41
Class C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class T – actual return[2]	1,000.00	1,027.70	1.21	.38
Class T – assumed 5% return[2]	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,046.61	3.70	.73
Class F-1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-2 – actual return	1,000.00	1,047.85	2.49	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class F-3 – actual return	1,000.00	1,048.42	1.88	.37
Class F-3 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 – actual return	1,000.00	1,048.51	1.83	.36
Class R-6 – assumed 5% return	1,000.00	1,023.01	1.81	.36

See end of tables for footnotes.

American Funds Tax-Exempt Funds	91

The Tax-Exempt Fund of California

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,035.73	$3.08	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	1,031.67	7.05	1.40
Class C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class T – actual return[2]	1,000.00	1,022.36	1.24	.39
Class T – assumed 5% return[2]	1,000.00	1,022.86	1.96	.39
Class F-1 – actual return	1,000.00	1,035.06	3.73	.74
Class F-1 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class F-2 – actual return	1,000.00	1,036.31	2.47	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class F-3 – actual return	1,000.00	1,036.91	1.92	.38
Class F-3 – assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Tax-Exempt Fund of New York

	Beginning account value 2/1/2017	Ending account value 7/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,032.84	$3.48	.69%
Class A – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class C – actual return	1,000.00	1,028.82	7.44	1.48
Class C – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class T – actual return[2]	1,000.00	1,020.22	1.50	.47
Class T – assumed 5% return[2]	1,000.00	1,022.46	2.36	.47
Class F-1 – actual return	1,000.00	1,032.88	3.48	.69
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 – actual return	1,000.00	1,033.40	2.87	.57
Class F-2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class F-3 – actual return	1,000.00	1,034.12	2.27	.45
Class F-3 – assumed 5% return	1,000.00	1,022.56	2.26	.45

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on March 17, 2017. The “assumed 5% return” line is based on 181 days.

92	American Funds Tax-Exempt Funds

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2017:

Fund	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	100%
Limited Term Tax-Exempt Bond Fund of America	100
The Tax-Exempt Bond Fund of America	100
American High-Income Municipal Bond Fund	100
The Tax-Exempt Fund of California	100
American Funds Tax-Exempt Fund of New York	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

American Funds Tax-Exempt Funds	93

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York

The boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of each fund’s independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short 1–5 Years Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, one-year, three-year, five-year and lifetime periods, while below those of the Bloomberg Barclays index for those periods.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short-Intermediate Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index. They noted that the investment results for the fund were above the results of the Lipper average for the three-year, five-year, 10-year and lifetime periods (while below the results for the year-to-date and one-year periods), and were below the results of the Bloomberg Barclays index for all periods shown.

94	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average and the Bloomberg Barclays Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, five-year, 10-year and lifetime periods, and in line with the results for the three-year period (while below the results for the one-year period); and above the results of the Bloomberg Barclays index for the year-to-date, one-year, three-year and five-year periods (while below the results of the average for the 10-year period).

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Municipal Debt Funds Average, the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays High Yield Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average and the Bloomberg Barclays Municipal Bond Index for all periods considered; and above the results of the Bloomberg Barclays High Yield Municipal Bond Index for the three-year and 10-year periods, and in line with the results for the five-year period (although below the results of the index for the year-to-date and one-year periods).

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average and the Bloomberg Barclays California Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the 10-year period and in line with the results for the lifetime period (although below the results of the average for the year-to-date, one-year, three-year and five-year periods), and were above the results of the Bloomberg Barclays index for the year-to-date, one-year, three-year and five-year periods (while below the index for the 10-year period).

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average and the Bloomberg Barclays New York Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the five-year and lifetime periods (although below the results of the average for the year-to-date, one-year and three-year periods), while above those of the Bloomberg Barclays index for all periods considered.

American Funds Tax-Exempt Funds	95

Approval of Investment Advisory and Service Agreement (continued)

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees were below the median (with the exception of American Funds Short-Term Tax-Exempt Bond Fund’s fees, which were in line with the median), and expenses for each of the funds were below the median (with the exception of American Funds Short-Term Tax-Exempt Bond Fund’s expenses, which were slightly above the median), of their respective categories. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

96	American Funds Tax-Exempt Funds

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Tax-Exempt Funds	97

Boards of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	STEX	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
James G. Ellis, 1947	STEX	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
	LTEX	2006
	TEBF	2006
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Leonard R. Fuller, 1946	STEX	1995	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
	LTEX	1994
	TEBF	1994
	AHIM	1994
	TEFCA	1994
	TEFNY	2010
Mary Davis Holt, 1950	STEX		Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
	2015-2016; 2017
	LTEX
	2015-2016; 2017
	TEBF
	2015-2016; 2017
	AHIM
	2015-2016; 2017
	TEFCA
	2015-2016; 2017
	TEFNY
	2015-2016; 2017
R. Clark Hooper, 1946 Chairman of the Boards (Independent and Non-Executive)	STEX	2005	Private investor	80	None
	LTEX	2005
	TEBF	2005
	AHIM	2005
	TEFCA	2005
	TEFNY	2010
Merit E. Janow, 1958	STEX	2010	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Laurel B. Mitchell, PhD, 1955	STEX	2009	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2009
	TEFNY	2010

See page 101 for footnotes.

98	American Funds Tax-Exempt Funds

Independent trustees1 (continued)

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Frank M. Sanchez, 1943	STEX	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
	LTEX	1999
	TEBF	1999
	AHIM	1999
	TEFCA	1999
	TEFNY	2010
Margaret Spellings, 1957	STEX	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc.
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Karl J. Zeile, 1966 Vice Chairman of the Board: STEX Vice Chairman of the Board and President: AHIM Vice Chairman of the Board and Senior Vice President: LTEX, TEBF, TEFCA, TEFNY	STEX	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	6	None
	LTEX	2004
	TEBF	2009
	AHIM	2008
	TEFCA	2009
	TEFNY	2010
Michael C. Gitlin, 1970	STEX	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	18	None
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

STEX	American Funds Short-Term Tax-Exempt Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America
TEBF	The Tax-Exempt Bond Fund of America
AHIM	American High-Income Municipal Bond Fund
TEFCA	The Tax-Exempt Fund of California
TEFNY	American Funds Tax-Exempt Fund of New York

American Funds Tax-Exempt Funds	99

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Neil L. Langberg, 1953 President: STEX, LTEX,TEBF, TEFCA Senior Vice President: AHIM	STEX	1989	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	LTEX	1993
	TEBF	1985
	AHIM	1994
	TEFCA	1986
Jerome H. Solomon, 1963 President: TEFNY Senior Vice President: AHIM	TEFNY	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	AHIM	2017
Kristine M. Nishiyama, 1970 Senior Vice President	STEX	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
	LTEX	2003
	TEBF	2003
	AHIM	2003
	TEFCA	2003
	TEFNY	2010
Chad M. Rach, 1972 Senior Vice President	AHIM	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	TEBF	2016
Aaron M. Applebaum, 1979 Vice President	STEX	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	LTEX	2016
Steven I. Koszalka, 1964 Secretary	STEX	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Brian C. Janssen, 1972 Treasurer	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2015
	TEBF	2012
	AHIM	2015
	TEFCA	2012
	TEFNY	2012
Jane Y. Chung, 1974 Assistant Secretary	STEX	2014	Associate — Fund Business Management Group, Capital Research and Management Company
	LTEX	2014
	TEBF	2014
	AHIM	2014
	TEFCA	2014
	TEFNY	2014
Dori Laskin, 1951 Assistant Treasurer	STEX	2010	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Gregory F. Niland, 1971 Assistant Treasurer	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

100	American Funds Tax-Exempt Funds

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of Jerome H. Solomon, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Tax-Exempt Funds	101

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102	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	103

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104	American Funds Tax-Exempt Funds

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106	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	107

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

108	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2017, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses, which give details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright ©2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$44,000
2017	$63,000

b) Audit-Related Fees:
2016	None
2017	None

c) Tax Fees:
2016	$7,000
2017	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:

Not Applicable

b) Audit-Related Fees:
2016	$17,000
2017	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	$9,000
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$2,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $37,000 for fiscal year 2016 and $7,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were ------------------------------. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®

Investment portfolio

July 31, 2017

Bonds, notes & other debt instruments88.31% Alabama2.18%	Principal?amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$1,545
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	7,500	8,128
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	1,756
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	3,315	3,436
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2019	1,875	2,021
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,164
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2023	1,500	1,773
Industrial Dev. Board, City of Mobile, Pollution Control Rev. Bonds (Alabama Power Company Barry Plant Project), 1.625% 2034 (put 2018)	2,000	2,004
		21,827
Alaska0.13%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	975	1,037
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	215	219
		1,256
Arizona1.31%
Coconino County, Pollution Control Corp., Series 2017-A, AMT, 1.80% 2032	1,000	1,001
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2008-D, 5.50% 2038 (preref. 2018)	1,425	1,452
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2022	400	466
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2018	675	700
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2019	1,000	1,076
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	400	486
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	519
School Facs. Board, Certs. of Part., Series 2015-A, 5.00% 2021	1,000	1,146
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,072
Transportation Board, Highway Rev. Bonds, Series 2008-A, 5.00% 2030 (preref. 2018)	2,000	2,075
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,067
		13,060
California9.67%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)1	6,600	6,657
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2047 (put 2019)1	3,000	3,016
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 1.72% 2045 (put 2023)1	1,250	1,261
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.42% 2034 (put 2020)1	2,000	2,010
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,500	1,705
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 2.50% 2018	1,495	1,514
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2017	640	641
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.15%) 1.45% 2035 (put 2020)1	2,500	2,500

American Funds Short-Term Tax-Exempt Bond Fund — Page 1 of 18

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
G.O. Bonds, Series 2012-A, (SIFMA Municipal Swap Index + 0.45%) 1.27% 2033 (put 2018)1	$1,500	$1,501
G.O. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.76%) 1.619% 2031 (put 2021)1	1,500	1,522
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,084
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	410	414
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2019	2,000	2,144
Health Facs. Fin. Auth., Kaiser Permanente Rev. Bonds (Green Bonds), Series 2017-C, 5.00% 2031 (put 2022)	2,000	2,363
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 4.00% 2018	450	456
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	5,000	4,963
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	2,200	2,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,670
Infrastructure and Econ. Dev. Bank, Ref. Rev. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	3,070	3,091
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.279% 2038 (put 2020)1	1,500	1,506
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.364% 2047 (put 2019)1	3,500	3,531
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2015-B-1, (SIFMA Municipal Swap Index + 0.28%) 1.10% 2047 (put 2018)1	2,000	2,001
Successor Agcy. to the Former Inglewood Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2023	800	940
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 4.00% 2018	500	517
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2022	615	721
Successor Agcy. to the Lancaster Redev. Agcy., Lancaster Redev. Project Area No. 5 and Project Area No. 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 3.00% 2018	425	430
Successor Agcy. to the Lancaster Redev. Agcy., Lancaster Redev. Project Area No. 5 and Project Area No. 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 3.00% 2019	435	449
Successor Agcy. to the Lancaster Redev. Agcy., Lancaster Redev. Project Area No. 5 and Project Area No. 6 (School Dist. Pass-Throughs), Tax Allocation Rev. Ref. Bonds, Taxable Series 2016-B-2, Assured Guaranty Municipal insured, 4.00% 2020	445	477
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2022	2,000	2,320
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2023	2,500	2,956
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	845	933
Los Angeles County, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,113
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds (SIFMA Index Model), Series 2012-B1, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2027 (put 2018)1	2,900	2,902
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,579
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,518
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,131
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,077
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2018 (escrowed to maturity)	650	679

American Funds Short-Term Tax-Exempt Bond Fund — Page 2 of 18

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2018	$310	$315
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2019	525	554
Riverside County, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2020	615	684
Sacramento City, Fncg. Auth., Special Tax Rev. Ref. Bonds (Westlake and Regency Park), Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2020	1,375	1,512
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, 2.00% 2018	1,700	1,719
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, 3.00% 2019	3,035	3,159
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2021	1,295	1,459
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,156
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, BAM insured, 5.00% 2018	300	313
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	2,000	2,070
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	3,350	3,495
Stockton Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, Build America Mutual insured, 4.00% 2018	500	517
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2019	375	402
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2020	400	441
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	400	477
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,425	1,518
Westlands Water Dist., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2018	750	774
Westlands Water Dist., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,083
		96,670
Colorado0.77%
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,115
City and County of Denver, For and on behalf of it’s Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.86%) 1.719% 2031 (put 2019)1	1,875	1,885
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 1.727% 2039 (put 2019)1	2,300	2,311
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	2,000	2,376
		7,687
Connecticut1.83%
Various Purpose G.O. Bonds, Series 2015-D, (SIFMA Municipal Swap Index + 0.75%) 1.57% 20181	1,000	1,004
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	864
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.30% 2048 (put 2020)	3,000	3,005
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	810	860
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,255	1,329
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	2,000	2,174
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	700	767
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,200	1,269
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	500	510
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,025	3,195
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,830	1,934
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,300	1,395
		18,306

American Funds Short-Term Tax-Exempt Bond Fund — Page 3 of 18

Bonds, notes & other debt instruments District of Columbia0.26%	Principal?amount (000)	Value (000)
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2014-A, 5.00% 2017	$2,000	$2,028
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2019	500	542
		2,570
Florida3.77%
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,141
City of Cape Coral, Utility Improvement Ref. Rev. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.40% 2018	500	502
City of Cape Coral, Utility Improvement Ref. Rev. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.65% 2019	1,150	1,161
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	1,660	1,778
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,981
South Florida Water Management Dist., Certs. of Part., 5.00% 2022	1,250	1,467
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,500	1,510
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,225	2,230
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,565
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	870	924
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	300	311
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	465	494
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	475	490
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	1,762
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2019	900	978
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, (SIFMA Municipal Swap Index + 0.75%) 1.57% 20171	3,800	3,803
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,126
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,036
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,074
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,106
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,015
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,295
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2017	925	927
		37,676
Georgia1.76%
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2018 (escrowed to maturity)	1,000	1,043
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2019 (escrowed to maturity)	760	821
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	2,000	2,176
Burke County, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	1,200	1,200
Clarke County, Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2019	600	643
State Road and Tollway Auth., Federal Highway Grant Anticipation Ref. Rev. Bonds, Series 2017-B, 5.00% 2020	1,870	2,068
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,039
Fulton County, Dev. Auth., Rev. Bonds (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2019	525	563
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	680	720

American Funds Short-Term Tax-Exempt Bond Fund — Page 4 of 18

Bonds, notes & other debt instruments Georgia (continued)	Principal?amount (000)	Value (000)
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	$640	$676
Municipal Gas Auth., Gas Rev. Bonds (Gas Portfolio III Project), Series 2014-U, 4.00% 2017	1,000	1,005
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	2,500	2,677
		17,631
Hawaii0.47%
G.O. Bonds, Series 2011-DZ, 5.00% 2017	2,315	2,347
G.O. Bonds, Series 2011-DZ, 5.00% 2017 (escrowed to maturity)	175	177
G.O. Bonds, Series 2011-DZ, 5.00% 2017 (escrowed to maturity)	10	10
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,051
Dept. of Transportation, Aiports Division Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2019	1,000	1,075
		4,660
Illinois8.40%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	6,300	6,840
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,215
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	3,000	3,401
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2025	1,000	1,210
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2018	750	763
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 4.00% 2019	1,925	2,000
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-B, 5.00% 2019	1,000	1,056
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	555	666
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	610
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2018	300	305
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,500	1,658
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,128
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,750	3,181
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 4.00% 2022	2,800	3,056
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 4.00% 2017	250	252
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	500	555
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	563
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,468
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,250
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2013, 5.00% 2019	2,000	2,151
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2019	550	591
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,721
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,129
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	522
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,674
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2009-C, 6.375% 2029 (preref. 2019)	1,000	1,092
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2019	1,000	1,082
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.82% 2050 (put 2025)1	5,525	5,464
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	2,155	2,385
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,620	4,124
Ill Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,500	3,512
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	2,500	3,361
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2019	1,500	1,632

American Funds Short-Term Tax-Exempt Bond Fund — Page 5 of 18

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2018	$1,000	$1,017
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	1,841
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,945	2,149
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 3.00% 2018	1,000	1,017
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,015	1,059
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2019	300	306
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2020	934	960
		83,966
Indiana2.15%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 4.70% 2031 (put 2018)	500	501
Fin. Auth., Hospital Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2023	1,335	1,592
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2017	1,250	1,252
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2019	1,100	1,196
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	2,500	2,946
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,615	2,615
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,792
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	1,000	1,007
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, (SIFMA Municipal Swap Index +75%) 1.57% 2044 (put 2019)1	2,400	2,401
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	1,000	1,140
		21,442
Iowa0.14%
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	710	740
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	600	656
		1,396
Kentucky0.53%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,254
Louisiana0.57%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2021	400	440
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2023	500	571
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,700
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2014, 5.00% 2018	500	516
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	2,250	2,493
		5,720

American Funds Short-Term Tax-Exempt Bond Fund — Page 6 of 18

Bonds, notes & other debt instruments Maine0.73%	Principal?amount (000)	Value (000)
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	$900	$949
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,525	4,738
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	950	1,010
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	605	625
		7,322
Maryland1.86%
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2017-B, 5.00% 2021	4,500	5,126
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2028	1,200	1,395
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,930	4,070
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2012-D, (1-month USD-LIBOR + 0.83%) 1.652% 2038 (put 2017)1	1,390	1,390
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2024 (preref. 2019)	900	969
Montgomery County, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	1,000	1,087
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), 0.95% 2041 (put 2017)1	2,500	2,500
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,015
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,023
		18,575
Massachusetts3.82%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2038 (put 2018)1	8,260	8,264
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-5, (SIFMA Municipal Swap Index + 0.55%) 1.37% 2038 (put 2018)1	1,065	1,065
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2018	895	926
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 4.00% 2018	500	505
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,315
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	3,000	3,490
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2021	1,000	1,080
G.O. Bonds, Consolidated Loan of 2012, Series D, (SIFMA Municipal Swap Index + 0.43%) 1.25% 20181	1,000	1,000
G.O. Bonds, Consolidated Loan of 2014, Series 2014-D-2, 1.70% 2043 (put 2022)	1,500	1,502
G.O. Bonds, Consolidated Loan of 2014, Series D-2, (SIFMA Municipal Swap Index + 0.30%) 1.12% 2043 (put 2017)1	2,000	2,003
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	1,145	1,219
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	725	776
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,240	1,329
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	920	984
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	955	1,008
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	345	349
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	390	396
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,260	1,278
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	775	831
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	4,200	4,484
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	800	872
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2019	1,365	1,465
		38,141

American Funds Short-Term Tax-Exempt Bond Fund — Page 7 of 18

Bonds, notes & other debt instruments Michigan3.30%	Principal?amount (000)	Value (000)
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2018	$2,225	$2,290
Fin. Auth., State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,048
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2018	725	753
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-C-7, National insured, 5.00% 2019	575	613
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-1, Assured Guaranty Municipal insured, 5.00% 2020	500	552
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	2,500	2,928
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,076
County of Genesee, Water Supply System Rev. Ref. Bonds (Limited Tax G.O.), Series 2014, BAM insured, 4.00% 2018	420	435
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	1,405	1,490
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, (SIFMA Municipal Swap Index + 0.43%) 1.25% 2033 (put 2018)1	2,000	2,001
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2019	500	538
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2020	500	555
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	835	843
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2021	1,400	1,588
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,504
State Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	900	962
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	2,600	2,564
Regents of the University of Michigan, General Rev. Bonds, Series 2017-A, 5.00% 2022	1,000	1,170
Regents of the University of Michigan, General Rev. Bonds, Series 2017-A, 5.00% 2023	2,000	2,395
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 4.00% 2018	210	215
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2019	240	255
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2020	275	300
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	465	522
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,305	1,322
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	1,900	1,991
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	1,690	1,816
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2020	250	279
		33,005
Minnesota1.34%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	440	460
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	630	652
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	700	714
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,005	1,067
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,765	8,254
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	810	862

American Funds Short-Term Tax-Exempt Bond Fund — Page 8 of 18

Bonds, notes & other debt instruments Minnesota (continued)	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	$830	$873
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	240	258
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds, Series 2016-C, 5.00% 2023	230	273
		13,413
Mississippi0.13%
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2019	850	897
Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	410	432
		1,329
Missouri0.49%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	205	215
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	315	332
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	360	382
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	920	987
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,125	1,209
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	1,685	1,807
		4,932
Montana0.23%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	840	881
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 2038	1,320	1,372
		2,253
Nebraska1.51%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	7,242
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	175	176
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	1,335	1,366
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	1,505	1,536
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	715	762
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	2,280	2,413
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	500	531
Board of Regents of the University of Nebraska, University of Nebraska-Lincoln Student Fees and Facs., Rev. Bonds, Series 2009-A, 5.00% 2022 (preref. 2019)	1,000	1,057
		15,083
Nevada1.60%
Clark County, Airport System Rev. Ref. Bonds, Series 2017-A-1, AMT, 4.00% 2019	2,500	2,634
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	2,000	2,143
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2021	1,170	1,337
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,546
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2017	725	728
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,034

American Funds Short-Term Tax-Exempt Bond Fund — Page 9 of 18

Bonds, notes & other debt instruments Nevada (continued)	Principal?amount (000)	Value (000)
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2021	$1,290	$1,311
Washoe County, Gas Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-A, AMT, 1.50% 2031 (put 2019)	1,255	1,245
		15,978
New Jersey2.60%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,195
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2020	1,185	1,272
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,155
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2023	850	999
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2023	2,425	2,866
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	375	424
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,530
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,088
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	822
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,232
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,349
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	2,000	2,075
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.68%) 1.50% 2024 (put 2018)1	2,000	2,000
		26,007
New Mexico0.68%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 1.852% 20281	20	20
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), 1.875% 2029 (put 2020)	2,000	2,031
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,284
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	440	464
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	760	799
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,095	1,151
		6,749
New York8.89%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2029	4,300	5,272
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	2,000	2,351
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,200
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2028	2,500	3,066
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2018	1,500	1,547
Housing Fin. Agcy., Affordable Housing Rev. Bonds (Climate Bond Certified/Green Bonds), Series 2017-H, 1.65% 2021	1,650	1,650
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, (SIFMA Municipal Swap Index + 0.75%) 1.57% 20171	2,000	2,002
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2031 (put 2019)1	2,500	2,509

American Funds Short-Term Tax-Exempt Bond Fund — Page 10 of 18

Bonds, notes & other debt instruments New York (continued)	Principal?amount (000)	Value (000)
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-3C, (SIFMA Municipal Swap Index + 0.45%) 1.27% 2034 (put 2019)1	$2,000	$1,998
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	800
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,247
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2039 (put 2020)1	6,250	6,282
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.527% 2032 (put 2021)1	4,000	4,043
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,593
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,800	2,922
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,905	3,135
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,061
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	640	677
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	2,450	2,622
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,075	2,184
City of New York, G.O. Bonds, Fiscal 2004, Series 2014-A-6, (SIFMA Municipal Swap Index + 0.50%) 1.32% 20311	2,500	2,497
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.37% 20251	6,000	5,994
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,041
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,671
New York City, Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,278
Port Auth., Consolidated Rev. Ref. Bonds, Series 185, AMT, 5.00% 2020	2,000	2,224
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2021	2,000	2,294
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	675	716
County of Suffolk, Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 4.00% 2021	2,500	2,761
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,025
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2020	1,500	1,630
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2021	750	836
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2022	1,000	1,139
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2000-ABCD-4, Assured Guaranty Municipal insured, (SIFMA Municipal Swap Index + 0.35%) 1.17% 20181	1,250	1,250
Urban Dev. Corp., State Personal Income Tax Rev. Bonds, Series 2009-A-1, 5.00% 2017	1,440	1,462
Urban Dev. Corp., State Personal Income Tax Rev. Bonds, Series 2009-A-1, 5.00% 2017 (escrowed to maturity)	570	579
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	1,850	2,247
		88,805
North Carolina0.92%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	1,655	1,732
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	3,500	3,803
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, (SIFMA Municipal Swap Index + 0.74%) 1.56% 2033 (put 2017)1	2,615	2,616
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2019	500	541
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2020	445	494
		9,186

American Funds Short-Term Tax-Exempt Bond Fund — Page 11 of 18

Bonds, notes & other debt instruments North Dakota1.02%	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	$1,840	$1,918
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	400	422
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	505	541
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	410	440
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,605	4,926
Housing Fin. Auth., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	1,805	1,929
		10,176
Ohio1.43%
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	1,000	1,153
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2022	815	939
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,475	1,569
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, AMT, Series 2017-B, 4.50% 2047	665	727
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	1,395	1,495
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	495	522
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	245	256
Kent State University, Rev. General Receipts, Series 2016, 4.00% 2022	1,000	1,113
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,823
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,015
Major New State Infrastructure Project Rev. Bonds, Series 2016-1, 5.00% 2023	1,000	1,205
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,504
		14,321
Oklahoma0.13%
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2023 (put 2018)1	1,325	1,326
Oregon1.25%
Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,335
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 0.88%) 1.70% 2020 (put 2017)1	1,500	1,500
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2022 (put 2018)1	3,000	3,015
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	2,500	2,645
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	2,500	2,721
Port of Portland, Portland International Airport Rev. Bonds, Series 24-B, AMT, 5.00% 2021	1,090	1,237
		12,453
Pennsylvania3.45%
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 4.00% 2019	450	478
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 4.00% 2020	500	541
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2016)1	2,000	2,000
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.25% 2045 (put 2017)1	1,300	1,300
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,077

American Funds Short-Term Tax-Exempt Bond Fund — Page 12 of 18

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	$1,600	$1,676
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	6,585	6,884
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	860	907
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	920	973
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,290	3,522
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123A, AMT, 4.00% 2039	1,700	1,826
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2019	1,000	1,083
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2020	500	544
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2021	500	553
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2022	500	561
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, (SIFMA Municipal Swap Index + 0.68%) 1.50% 20181	1,500	1,504
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.80% 20211	1,100	1,105
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2045 (put 2018)1	1,000	1,003
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2016, 5.00% 2021	3,500	3,939
		34,476
Rhode Island1.22%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2020	1,990	2,194
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,280	1,451
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	2,705	2,859
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	1,110	1,159
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2017	700	708
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2018	300	312
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2019	250	267
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2020	200	218
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2021	510	567
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	500	565
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	650	740
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	1,000	1,148
		12,188
South Carolina1.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	1,095	1,185
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	160	172
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,163
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	1,500	1,698
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	3,395	3,916
		10,134
South Dakota0.73%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	1,090	1,163
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	570	584
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	305	319
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,160	1,247
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	2,900	3,088
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	885	933
		7,334
Tennessee1.70%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	700	738
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	500	524
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,180	1,232

American Funds Short-Term Tax-Exempt Bond Fund — Page 13 of 18

Bonds, notes & other debt instruments Tennessee (continued)	Principal?amount (000)	Value (000)
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	$580	$610
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	430	462
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	1,110	1,140
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,105	1,164
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,660	1,756
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,270	1,350
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	955	1,019
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	900	954
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,490	1,613
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B2, 4.00% 2042	2,600	2,837
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Methodist Le Bonheur Healthcare), Series 2017-A, 5.00% 2022	1,330	1,537
		16,936
Texas7.66%
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	2,000	2,183
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-E, AMT, 5.00% 2019	2,000	2,167
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2018	1,000	1,049
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2019	500	543
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	1,000	1,050
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2020	1,000	1,120
City of Denton (Denton County), Utility System Rev. Bonds, Series 2017, 5.00% 2022	1,000	1,175
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B, 1.35% 2040 (put 2019)	2,000	2,000
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-B, (SIFMA Municipal Swap Index + 0.58%) 1.40% 2042 (put 2019)1	2,000	2,002
Harris County, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 1.52% 2021 (put 2018)1	2,500	2,500
Texas Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 2047	2,300	2,320
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,036
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,106
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2009-A, Assured Guaranty insured, 5.25% 2033 (preref. 2019)	1,805	1,940
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	6,000	6,597
Love Field Airport Modernization Corp. (City of Dallas), General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2021	500	571
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,040
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.62% 2050 (put 2019)1	4,095	4,111
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,399
Northside Independent School Dist., 1.45% 2047 (put 2020)	3,800	3,800
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2018	1,000	1,020
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2019	890	930
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,041
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,170
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,635
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	5,500	5,604

American Funds Short-Term Tax-Exempt Bond Fund — Page 14 of 18

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2033 (put 2018)1	$6,000	$6,000
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2018	1,515	1,568
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2019	1,000	1,084
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2020	750	837
Board of Regents, Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,800	2,098
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.20% 2041 (put 2018)1	6,500	6,507
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2022	1,000	1,162
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2023	1,000	1,184
Board of Regents of The University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2019	1,750	1,892
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2015-A, 4.00% 2020	1,000	1,079
		76,520
Utah0.21%
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	2,000	2,074
Vermont0.16%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 4.00% 2020	750	808
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, (3-month USD-LIBOR + 1.50%) 2.801% 20221	831	833
		1,641
Virginia0.66%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,303
Fairfax County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.00% 2019	1,000	1,069
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	1,000	1,218
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	1,019
		6,609
Washington2.68%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2023	500	606
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 20202	5,000	5,064
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2025	875	1,084
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	500	617
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,086
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	1,750	1,825
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2012-B, 4.00% 2042 (put 2021)	250	274
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2019	500	542
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	523

American Funds Short-Term Tax-Exempt Bond Fund — Page 15 of 18

Bonds, notes & other debt instruments Washington (continued)	Principal?amount (000)	Value (000)
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	$2,550	$2,900
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.82% 2035 (put 2021)1	2,500	2,484
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	240	250
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	1,200	1,229
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	2,120	2,206
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	365	372
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	960	1,037
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, (SIFMA Municipal Swap Index + 0.68%) 1.50% 2045 (put 2018)1	1,000	1,000
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2020	1,000	1,097
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,000	1,149
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	425	426
		26,771
West Virginia0.39%
Mason County, Pollution Control Rev. Bonds (Appalachian Power Company Project), Series 2014-L, 1.625% 2022 (put 2018)	1,250	1,255
Monongalia County, Building Commission, Ref. and Improvement Rev. Bonds (Monongalia Health System Obligated Group), Series 2015, 5.00% 2020	1,135	1,245
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.35% 2041 (put 2019)1	1,375	1,375
		3,875
Wisconsin2.31%
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2017	325	329
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2018	435	457
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,050
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,954
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	2,000	2,274
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	3,280	3,474
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	6,635	6,964
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,490
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,057
		23,049
Wyoming0.26%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	815	847
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,660	1,776
		2,623
Total bonds, notes & other debt instruments (cost: $877,159,000)		882,405

American Funds Short-Term Tax-Exempt Bond Fund — Page 16 of 18

Short-term securities12.10%	Principal?amount (000)	Value (000)
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.64% 20351	$1,800	$1,800
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.63% 20261	15,600	15,600
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	5,000	5,187
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.71% 20351	5,000	5,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.71% 20221	5,000	5,000
State of Maryland, Baltimore County, G.O. Bond Anticipation Notes, 3.00% 3/16/2018	1,000	1,013
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.94% 10/5/2017	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.72% 20301	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.77% 20301	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.77% 20301	5,100	5,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.72% 20351	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.72% 20351	2,000	2,000
State of Nebraska, Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Children’s Hospital Obligated Group), Series 2008-A, 0.76% 20321	4,500	4,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-A-1, 2.00% 8/1/2017	5,000	5,001
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.76% 20361	11,300	11,300
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.72% 20351	4,700	4,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.76% 20451	13,250	13,250
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.76% 20221	1,335	1,335
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.77% 20321	18,805	18,805
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.72% 20481	2,750	2,750
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.93% 9/6/2017	5,000	5,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.73% 20511	2,000	2,000
Total short-term securities (cost: $120,837,000)		120,841
Total investment securities 100.41% (cost: $997,996,000)		1,003,246
Other assets less liabilities (0.41%)		(4,056)
Net assets 100.00%		$999,190

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,064,000, which represented .51% of the net assets of the fund.

American Funds Short-Term Tax-Exempt Bond Fund — Page 17 of 18

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-039-0917O-S60731	American Funds Short-Term Tax-Exempt Bond Fund — Page 18 of 18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California as of July 31, 2017, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, the financial highlights of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York for each of the periods presented, and the financial highlights of The Tax-Exempt Fund of California for each of the periods ended after July 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of and for the period ended July 31, 2013, including the financial highlights for each of the periods ended July 31, 2013 and August 31, 2012, were audited by other auditors whose report dated September 9, 2013, expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California

September 14, 2017

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the

Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: September 29, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 29, 2017